File No. 2-10837
                                                                         811-525

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

              Pre-Effective Amendment No. __                               |_|



              Post-Effective Amendment No.  74                             |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|



              Amendment No.  20                                            |X|


--------------------------------------------------------------------------------

                           SELIGMAN INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)
--------------------------------------------------------------------------------

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------

      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box):



|X| immediately upon filing pursuant to paragraph (b)

|_| on   (date)    pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)


|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:


|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on December 20, 1996.

                                                                File No. 2-10837
                                                                         811-525


                           SELIGMAN INCOME FUND, INC.
                         FORM N-1A CROSS REFERENCE SHEET
                         Post-Effective Amendment No. 74
                            Pursuant to Rule 481 (a)
                            ------------------------

Item in Part A of Form N-1A                               Location in Prospectus
---------------------------                               ----------------------

 1.     Cover Page                                        Cover Page

 2.     Synopsis                                          Summary of Fund Expenses

 3.     Condensed Financial Information                   Financial Highlights

 4.     General Description of Registrant                 Cover Page; Organization and Capitalization

 5.     Management of the Fund                            Management Services

5a.     Manager's Discussion of Fund Performance          Management Services

 6.     Capital Stock and Other Securities                Organization and Capitalization

 7.     Purchase of Securities Being Offered              Alternative   Distribution  System;  Purchase
                                                          of Shares; Administration, Shareholder Services and Distribution Plan

 8.     Redemption or Repurchase                          Telephone Transactions; Redemption of Shares; Exchange Privilege

 9.     Pending Legal Proceedings                         Not applicable

Item in Part B of Form N-1A                               Location in Statement of Additional Information
---------------------------                               -----------------------------------------------

10.     Cover Page                                        Cover Page

11.     Table of Contents                                 Table of Contents

12.     General Information and History                   General Information; Organization and Capitalization (Prospectus);
                                                          Appendix

13.     Investment Objectives and Policies                Investment Objective, Policies And Risks; Investment Limitations

14.     Management of the Registrant                      Management and Expenses

15.     Control Persons and Principal                     Directors and Officers
        Holders of Securities

16.     Investment Advisory and Other Services            Management and Expenses; Distribution Services

17.     Brokerage Allocation                              Portfolio Transactions; Administration, Shareholder Services and
                                                          Distribution Plan

18.     Capital Stock and Other Securities                General Information; Organization and Capitalization (Prospectus)

19.     Purchase, Redemption and Pricing                  Purchase And Redemption of Fund Shares;
        of Securities being Offered                       Valuation

20.     Tax Status                                        Federal Income Taxes (Prospectus)

21.     Underwriters                                      Distribution Services

22.     Calculation of Performance Data                   Performance

23.     Financial Statements                              Financial Statements

                           SELIGMAN INCOME FUND, INC.

                                 100 Park Avenue
                               New York, NY 10017
                     New York City Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450--all continental United States
      For Retirement Plan Information--Toll-Free Telephone: (800) 445-1777



                                                                     May 1, 1997


     Seligman Income Fund, Inc. (the "Fund") is a mutual fund which invests to produce high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement of income and capital value over the longer term. Investment advisory and management services are provided to the Fund by J. & W. Seligman & Co. Incorporated (the "Manager") and, to the extent requested by the Manager in respect of foreign assets, Seligman Henderson Co. (the "Subadviser"). The Fund's distributor is Seligman Financial Services, Inc., an affiliate of the Manager. For a description of the Fund's investment objectives and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives, Policies and Risks." There can be no assurance that the Fund's investment objectives will be achieved.


     The Fund offers three classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25% of the average daily net asset value of the Class A shares. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class B shares are sold without an initial sales load but are subject to a CDSL of 5% on redemptions in the first year after purchase of such shares, declining to 1% in the sixth year and 0% thereafter, an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the
Class B shares. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on redemptions within one year of purchase, an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of the Class D shares. Any CDSL payable upon redemption of Class B or Class D shares will be assessed on the lesser of the current net asset value or the original purchase price of the shares redeemed. No CDSL will be imposed on shares acquired through the reinvestment of dividends or distributions received from any Class of shares. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.


     This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
    BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
      INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
        AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
   UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                -----------------
                                TABLE OF CONTENTS



                                                       PAGE
                                                       ----

Summary of Fund Expenses.............................     2
Financial Highlights.................................     3
Alternative Distribution System......................     5
Investment Objectives, Policies and Risks............     7
Management Services..................................    10
Purchase of Shares...................................    12
Telephone Transactions...............................    18
Redemption of Shares.................................    19
Administration, Shareholder Services and
  Distribution Plan..................................    22
Exchange Privilege...................................    23
Further Information about Transactions in the Fund...    25
Dividends and Distributions..........................    25
Federal Income Taxes.................................    26
Shareholder Information..............................    27
Advertising the Fund's Performance...................    29
Organization and Capitalization......................    29


                            SUMMARY OF FUND EXPENSES

                                                                CLASS A               CLASS B                   CLASS D
                                                           ----------------      ----------------          ----------------
                                                            (INITIAL SALES        (DEFERRED SALES           (DEFERRED SALES
                                                           LOAD ALTERNATIVE)     LOAD ALTERNATIVE)         LOAD ALTERNATIVE)

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).......................   4.75%                 None                      None
  Sales Load on Reinvested Dividends..........................   None                  None                      None
  Deferred Sales Load (as a percentage of
      original purchase price or redemption
      proceeds, whichever is lower)...........................   None;            5% in 1st year            1% in 1st year
                                                             except 1% in         4% in 2nd year            None thereafter
                                                            first 18 months        3% in 3rd and
                                                           if initial sales          4th years
                                                            load was waived       2% in 5th year
                                                          in full due to size     1% in 6th year
                                                              of purchase         None thereafter
  Redemption Fees.............................................   None                  None                      None
  Exchange Fees...............................................   None                  None                      None



                                                                CLASS A               CLASS B                   CLASS D
                                                           ----------------      ----------------          ----------------
ANNUAL FUND OPERATING EXPENSES  FOR 1996
(as a percentage of average net assets)
  Management Fees.............................................     .60%                  .60%                      .60%
  12b-1 Fees..................................................     .24%                 1.00%*                    1.00%*
  Other Expenses..............................................     .30%                  .30%                      .30%
                                                                  ----                 -----                     -----
Total Fund Operating Expenses.................................    1.14%                 1.90%                     1.90%
                                                                  ====                 =====                     =====


     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund may bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in initial sales loads are available in certain circumstances. Class A shares are not subject to an initial sales load for purchases of $1,000,000 or more; however, such shares are subject to a CDSL, a one time charge, only if the shares are redeemed within eighteen months of purchase. The CDSLs on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of purchase, respectively. "Other Expenses" for Class B shares are estimated based on expenses incurred during 1996. For more information concerning reductions in sales loads and for a more complete description of the various costs and expenses, see "Purchase of Shares," "Redemption of Shares" and "Management Services" herein. The Fund's Administration, Shareholder Services and Distribution Plan, to which the caption "12b-1 Fees" relates, is discussed under "Administration, Shareholder Services and Distribution Plan" herein.


EXAMPLE                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                            -------   ---------   ---------   ----------
An investor  would pay the following  expenses on a $1,000  investment, assuming (1) (a) 5% annual return and (2) redemption at the end
  of each time period.........................................Class A        $59        $82         $107        $180
                                                              Class B+       $69        $90         $123        $202
                                                              Class D        $29++      $60         $103        $222

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.


     * Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class B and Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.
     + Assuming a (1) (a) 5% annual return and (2) no redemption at the end of the period, the expenses on a $1,000 investment would be $19 for 1 year, $60 for 3 years and $103 for 5 years. The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.
    ++ Assuming (1) (a) 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be $19.

                              FINANCIAL HIGHLIGHTS


     The Fund's financial highlights for the Fund's Class A, Class B and Class D shares for the periods presented below have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Fund, should be read in conjunction with the 1996 financial statements and notes contained in the Fund's 1996 Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information, copies of which may be obtained free of charge by calling or writing the Fund at the telephone numbers or address provided on the cover page of this Prospectus.

     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Class's beginning net asset value to its ending net asset value so that they may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.



     The total return based on net asset value measures a Class's performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. Total return computations do not reflect any sales loads investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.


     Average commission rate paid represents the average commissions paid by the Fund to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.

                                                                         CLASS A
                                        --------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------------
                                         1996(0) 1995(0)  1994(0)   1993      1992   1991       1990     1989      1988      1987
                                        ------- -------  -------   -------  ------- -------   -------  --------  -------    -------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .... $ 14.63 $ 13.05  $ 14.58   $ 13.69  $ 12.45 $ 10.38   $ 12.44  $ 12.04   $ 11.80   $  13.44
                                        ------- -------  -------   -------  ------- -------   -------  --------  -------    -------
Net investment income .................     .74     .76      .76       .75      .92     .96      1.02     1.06      1.00       1.00
Net realized and unrealized
  investment gain (loss) ..............     .38    1.89    (1.57)     1.40     1.21    2.08     (2.02)     .71       .23      (1.50)
Net realized and unrealized gain (loss)
  on foreign currency transactions ....     .04    (.01)     .03        --       --      --        --       --        --         --
                                        ------- -------  -------   -------  ------- -------   -------  --------  -------    -------
Increase (decrease) from investment
  operations ..........................    1.16    2.64     (.78)     2.15     2.13    3.04     (1.00)    1.77      1.23       (.50)
Dividends paid ........................    (.73)   (.78)    (.75)     (.75)    (.89)   (.97)    (1.06)   (1.03)     (.99)     (1.01)
Distributions from net gain realized ..    (.09)   (.28)      --      (.51)      --      --        --     (.34)       --      (.13)*
                                        ------- -------  -------   -------  ------- -------   -------  --------  -------     -------
Net increase (decrease) in net asset value  .34    1.58    (1.53)      .89     1.24    2.07     (2.06)     .40       .24      (1.64)
                                        ------- -------  -------   -------  ------- -------   -------  --------  -------     -------
Net asset value, end of year .......... $ 14.97 $ 14.63  $ 13.05   $ 14.58  $ 13.69 $ 12.45   $ 10.38  $ 12.44   $ 12.04     $ 11.80
                                        ======= =======  =======   =======  ======= =======   =======  =======   =======     =======
Total Return Based on Net Asset Value:     8.22%  20.60%   (5.43)%   15.98%   17.54%  30.12%    (8.30)%  15.11%    10.53%    (4.00)%
Ratios/Supplemental Data:
Expenses to average net assets ........    1.14%   1.00%    1.02%     1.03%     .84%    .85%      .76%     .75%      .80%       .79%
Net investment income to average
  net assets ..........................    5.11%   5.38%    5.51%     5.29%    6.88%   8.24%     8.79%    8.35%     7.99%      7.77%
Portfolio turnover ....................  125.92% 111.78%   66.62%    60.62%   70.43%  66.77%    53.27%   83.33%    74.23%     79.58%
Average commission rate paid ..........  $.0361
Net assets, end of year (000s omitted)$296,291 $318,307 $286,355 $321,040  $213,007 $153,511 $127,825 $159,155  $160,403    $165,809


----------


oPer share amounts for the years ended December 31, 1996, 1995 and 1994 are calculated based on average shares outstanding.

*Includes excess of taxable gain distribution over realized corporate gain charged to paid-in capital of $.06.

     The data provided above reflects historical information and therefore through April 10, 1991 has not been adjusted to reflect the effect of the increased management fee which was approved by shareholders on April 10, 1991; through December 31, 1992, has not been adjusted to reflect the effect of the Administration, Shareholder Services and Distribution Plan which was approved by shareholders on November 23, 1992 and became effective January 1, 1993; and through December 31, 1995, has not been adjusted to reflect the effect of the increase in the management fee rate payable by the Fund which was approved by shareholders on December 12, 1995 and became effective on January 1, 1996.

                        FINANCIAL HIGHLIGHTS (continued)

                                      CLASS B                                       CLASS D
                                     --------------------------------------------------------------------------------
                                     4/22/96*                                                                 5/3/93*
                                        TO                         YEAR ENDED DECEMBER 31,                      TO
                                                    ---------------------------------------------------
                                     12/31/960           19960             19950            19940            12/31/93
                                     --------          --------          --------         --------           --------
Per Share Operating Performance:
Net asset value, beginning of period $ 14.43           $ 14.60           $ 13.01          $ 14.55            $ 14.42
                                     --------           -------          --------         --------           --------
Net investment income                    .43               .63               .65              .65                .45
Net realized and unrealized
  investment gain (loss)                 .59               .38              1.88            (1.57)               .69
Net realized and unrealized gain (loss)
  on foreign currency transactions       .05               .04              (.01)             .03                 --
                                    --------           -------          --------         --------           --------
Increase (decrease) from investment
  operations                            1.07              1.05              2.52             (.89)              1.14
Dividends paid                          (.46)             (.61)             (.65)            (.65)              (.50)
Distributions from net gain realized    (.09)             (.09)             (.28)              --               (.51)
                                    --------           -------          --------         --------           --------
Net increase (decrease) in net
  asset value                            .52               .35              1.59            (1.54)               .13
                                    --------           -------          --------         --------           --------
Net asset value, end of period       $ 14.95           $ 14.95           $ 14.60          $ 13.01            $ 14.55
                                    ========           =======          ========         ========           ========
Total Return Based on Net Asset Value:  7.58%             7.43%            19.66%           (6.20)%             8.02%
Ratios/Supplemental Data:
Expenses to average net assets          1.89%+            1.90%             1.79%            1.82%              1.84%+
Net investment income to average
  net assets                            4.36%+            4.37%             4.58%            4.74%              4.42%+
Portfolio turnover                    125.92%++         125.92%           111.78%           66.62%             60.62%+++
Average commission rate paid          $.0361++          $.0361
Net assets, end of period
  (000s omitted)                      $2,961           $81,957           $86,701          $67,946            $49,941

----------
    *Commencement of offering of shares.
    oPershare amounts for the periods ended  December 31, 1996,  1995,  and 1994 are calculated based on average shares outstanding.
    +Annualized.
   ++For the year ended December 31, 1996.
  +++For the year ended December 31, 1993.


     The data provided above reflects historical information and therefore through December 31, 1995 has not been adjusted to reflect the effect of the increase in the management fee rate rate payable by the Fund which was approved by shareholders on December 12, 1995 and became effective on January 1, 1996.

ALTERNATIVE DISTRIBUTION SYSTEM

     The Fund offers three classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing fees, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing fees and either a CDSL for a six year period with automatic conversion to Class A shares after eight years or a CDSL for a one-year period with no automatic conversion to Class A shares.




     Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B and Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the distribution fees on Class B and Class D shares will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares.

     Investors who qualify for reduced initial sales loads, as described under "Purchase of Shares" below, might also choose to purchase Class A shares because the sales load deducted at the time of purchase would be less or waived in full. However, investors should consider the effect of the 1% CDSL imposed on shares on which the initial sales load was waived in full because the amount of Class A shares purchased was $1,000,000 or more. In addition, Class B shares will be converted automatically to Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will converted automatically to Class A shares along with the underlying shares on which they were earned.


     Alternatively, some investors might choose to have all of their funds invested initially in Class B or Class D shares, although remaining subject to a higher continuing distribution fee and for a six-year or one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class B or Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class D shares' 1% distribution fee, other expenses charged to each class, fluctuations in net asset value or the effect of the return on the investment over this period of time.


     Investors should bear in mind that total asset based sales charges (i.e., higher continuing distribution fee plus the CDSL) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on the same amount of Class A or Class D shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.


     Investors should understand that the purpose and function of the initial sales loads (and deferred sales load, when applicable) with respect to Class A shares is the same as those of the deferred sales loads and higher distribution fees with respect to Class B and Class D shares in that the sales loads and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund.


     Class B and Class D shares are subject to the same ongoing distribution fees but Class D shares are subject to a CDSL for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class D shares, Class B shares automatically convert to Class A shares after eight years, which are subject to lower ongoing fees.

     The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the `1940 Act'), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B and Class D shares bear higher distribution fees which will cause the Class B and Class D shares to pay lower dividends than the Class A shares.
The three classes also have separate exchange privileges.

     The Directors of the Fund believe that no conflict of interest currently exists between the Class A, Class B and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.


     DIFFERENCES BETWEEN CLASSES. The primary differences between Class A, Class B and Class D shares are their sales load structures and ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period and a lower CDSL rate but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion to Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund or another mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B automatic conversion feature, making their investment subject to a higher distribution fee for an indefinite period of time. Each Class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                         ANNUAL 12B-1 FEES
         INITIAL         (AS A % OF AVERAGE
         SALES LOAD      DAILY NET ASSETS)OTHER INFORMATION
         ----------      ---------------  ---------------
CLASS A  Maximum initial Service fee of   Initial sales load
         sales load      .25%             waived or reduced
         of 4.75% of the                  for certain purchases.
         public offering                  CDSL of 1% on
         price.                           redemptions within
                                          18  months  of  purchase  on shares on
                                          which initial sales load was waived in
                                          full due to the size of the purchase.


CLASS B  None            Service fee of   CDSL of:
                         .25% Distribu-   fee of5% in 1st year
                         tion fee of      4% in 2nd year
                         .75% until       3% in 3rd and 4th years 2% in 5th year
                         conversion       1% in 6th year 0% after 6th year.

CLASS D  None            Service fee of   CDSL of 1% on
                         .25%;            redemptions
                         Distribution fee within one year of
                         of up to .75%.   purchase of
                                          purchase.

* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The Fund is an open-end diversified management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland in 1947. The Fund has two investment objectives. Primarily, it seeks to provide shareholders with high current income consistent with what is believed to be a prudent risk of capital. Secondarily, it seeks to provide the possibility of improvement in income and capital value over the longer term. There can be no assurance that the Fund's investment objectives will be attained.

     Assets are invested in securities carefully selected in light of investment objectives and diversified to limit risk. The distribution of investments between different types of securities is governed by a fundamental policy, which can be changed only by vote of the shareholders, that at least 25% of the market value of gross assets must at all times be in cash, bonds and/or preferred stocks. Under an investment policy established by the Fund's Board of Directors, which can be changed by the Board, at least 80% of assets will be invested in income-producing securities.

     Subject to that limitation, assets may be invested in many different types of securities, including money market instruments, fixed-income securities, such as bonds, debentures and preferred stocks, senior securities convertible into common stocks, and common stocks.

     Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to nonconvertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than nonconvertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed income security. In selecting convertible securities for the Fund's portfolio, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the Manager would be forced to seek alternative investments. The Fund may invest in debt securities convertible into equity securities rated as low as CC by Standard & Poor's Rating Service ("S&P") or Ca by Moody's Investors Service, Inc. ("`Moody's"). Securities rated below investment grade often have speculative characteristics and may be subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. A description of credit ratings and risks associated with lower rated debt securities, which tend to be more speculative and riskier than higher rated debt securities, is set forth in the Appendix to this prospectus. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Fund's investment objectives.


     The Fund does not expect to invest more than 5% of its assets in nonconvertible bonds, notes and debentures ("bonds") rated below BBB by S&P or Baa by Moody's ("investment grade"). Although bonds rated in the fourth credit rating category (BBB or Baa) are commonly referred to as investment grade, they may have speculative characteristics.


     The following table sets forth the weighted average ratings of the Fund's portfolio invested in debt securities for the year ended December 31, 1996. When securities receive different ratings from S&P and Moody's, the table reflects the higher rating.

AAA/Aaa...........................................     1.1%
AA/Aa.............................................     2.3%
A/A...............................................     8.4%
BBB/Baa...........................................    23.4%
BB/Ba.............................................     6.2%
B/B...............................................     5.7%
CCC/Caa...........................................       --
CC/Ca.............................................       --
Non-rated.........................................     2.6%


     The Fund may invest for either the long or short term in its efforts to attain its objectives, and changes in investments may be made whenever considered advisable by the Manager. Portfolio turnover may vary with such changes. Short-term investing may result in higher portfolio turnover and the payment of higher brokerage commissions.

     BORROWING. The Fund may borrow money for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. The Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers or dealers, banks or other institutional borrowers of securities. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower.


     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


     FOREIGN SECURITIES. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers directly or through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are typically traded in Europe and in both Europe and the United States, respectively. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

     GENERAL. Except as noted above, the foregoing investment policies are not fundamental and the Fund's Board of Directors may change such policies without the vote of a majority of the Fund's outstanding voting securities. As a matter of policy, the Board would not change the Fund's investment objectives of seeking to produce high current income consistent with prudent risk of capital and the possibility of improvement in income and capital value over the longer term without such a vote.

     A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholder's meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

     THE MANAGER. The Board of Directors provides board supervision over the affairs of the Fund. Pursuant to a Management Agreement approved by the Board and the shareholders of the Fund, the Manager manages the investments of the Fund and administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.


     The Manager also serves as a manager of seventeen other investment companies which, together with the Fund, comprise the "Seligman Group." These companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $14.2 billion at March 31, 1997. The Manager also provides investment management or advice to institutional accounts having an aggregate value at March 31, 1997 of approximately $4.2 billion.

     Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.


     The Manager also provides senior management for Seligman Data Corp., a wholly-owned subsidiary of the Fund, and certain other investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


     The Manager is entitled to receive a management fee, calculated daily and payable monthly. The management fee, which became effective on January 1, 1996, is equal to an annual rate of .60% of the Fund's average daily net assets on the first $1 billion of net assets, .55% of the Fund's average daily net assets on the next $1 billion of net assets and .50% of the Fund's average daily net assets in excess of $2 billion. In 1996, the management fee paid by the Fund was equal to an annual rate of .60% of the average daily net assets of the Fund.

     The Fund pays all of its expenses other than those assumed by the Manager. Total expenses of the Fund's Class A and Class D shares, for the year ended December 31, 1996 amounted to 1.14% and 1.90%, respectively, of the average daily net assets of such class. The annualized total expenses of the Fund's Class B shares for the period ended December 31, 1996 amounted to 1.89% of the average daily net assets of such class.


     THE SUBADVISER. The Subadviser provides management investment services to the Fund with respect to all or a portion of the Fund's foreign investments, as designated by the Manager ("Qualifying Assets"). The Fund has a non-fundamental policy under which it may invest up to 10% of its total assets in foreign securities that are held directly. The 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks. The Subadviser serves the Fund pursuant to a Subadvisory Agreement with the Manager (the "Subadvisory Agreement"), dated June 1, 1994. Pursuant to the Subadvisory Agreement, the Subadviser, with respect to the Qualifying Assets, provides investment management services, including investment research, advice and supervision, determines which securities will be purchased or sold, makes purchases and sales on behalf of the Fund and determines how voting and other rights with respect to securities held by the Fund shall be exercised, subject in each case to the control of the Board of Directors and in accordance with the Fund's investment objectives, policies and principles. For this service, the Subadviser receives a fee from the Manager, payable monthly. The subadvisory fee rate, which is applied to the average monthly net Qualifying Assets of the Fund (i.e., the Qualifying Assets less any liabilities as designated by the Manager), is the same as the overall rate paid to the Manager by the Fund. At December 31, 1996, net Qualifying Assets were $46.7 million. For the year ended December 31, 1996, the Subadviser received a fee of $248,704.

     The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. The Subadviser, headquartered in New York, was created to provide international and global investment advice to institutional and individual investors and investment companies. The Subadviser also currently serves as subadviser to Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., certain portfolios of Seligman Portfolios, Inc., each series of Seligman Value Fund Series, Inc. and Tri-Continental Corporation. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.

     PORTFOLIO MANAGERS. Charles C. Smith, Jr., a Managing Director of the Manager, has been Vice President and Portfolio Manager of the Fund since December 1991. He is also Vice President and Portfolio Manager of Seligman Common Stock Fund, Inc., and Tri-Continental Corporation and a Vice President of Seligman Portfolios, Inc. ("SPI") and Portfolio Manager of SPI's Seligman Common Stock Portfolio and Seligman Income Portfolio. Mr. Smith joined the Manager in 1985 as Vice President, Investment Officer. He was promoted to Senior Vice President, Senior Investment Officer in 1992 and to Managing Director in January 1994.


     Rodney Collins, Vice President, Investment Officer of the Manager, has served as Co-Portfolio Manager of the Fund since October 1996. Mr. Collins also serves as Co-Portfolio Manager of Seligman Income Portfolio of Seligman Portfolios, Inc. Mr. Collins joined the Manager in 1992 as an investment associate.

     The Subadviser's Global Policy Group has overall responsibility for directing and overseeing all aspects of foreign investment activity for the Fund and provides international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate.


     Mr. Iain C. Clark, a Managing Director and Chief Investment Officer of the Subadviser, is responsible for the day-to-day foreign investment activity of the Fund. Mr. Clark, who joined the Subadviser in 1992, has been a Director of Henderson plc since 1985.


     The Manager's discussion of the Fund's performance as well as a line graph illustrating comparative performance information between the Fund, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Aggregate Bond Index and the Lipper Income Funds Average is included in the Fund's 1996 Annual Report to Shareholders. Copies of the 1996 Annual Report may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the cover page of this Prospectus.



     PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities, the Manager and Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates, and research and analysis received may be useful to the Manager and Subadviser in connection with its services to other clients as well as to the Fund. In the over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.


     Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager and Subadviser may consider sales of shares of the Fund and, if permitted by applicable laws, may consider sales of shares of the other Seligman Mutual Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.


     PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover" which may result in the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of the Fund to hold securities for investment, changes will be made from time to time when the Manager and Subadviser believe such changes in the securities held by the Fund will strengthen the Fund's portfolio. The portfolio turnover of the Fund is not expected to exceed 100%.


PURCHASE OF SHARES

     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, NY 10017.

     The Fund issues three classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire their shares to convert automatically to Class A shares after eight years; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on redemptions within one year of purchase. See "Alternative Distribution System" above.

     Shares of the Fund may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares -- Initial Sales Load" below.

     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS WHICH DO NOT MEET THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR FUND ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK(R) SERVICE. THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE SELIGMAN TIME HORIZON MATRIXSM ASSET ALLOCATION PROGRAM IS $10,000. FOR INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR FINANCIAL ADVISOR.

     No purchase order may be placed for Class B shares for an amount of $250,000 or more.



     Orders received by an authorized dealer before the close of business on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) and accepted by SFSI before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Funds' net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, any applicable sales load. Orders accepted by dealers after the close of the NYSE, or received by SFSI after the close of business, will be executed at the Fund's net asset value as next determined plus, in the case of Class A shares, any applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.

     Payment for dealer purchases may be made by check or by wire. To wire payment, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C Seligman Income Fund, Inc. (A, B or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.


     Current shareholders may purchase additional shares of a Fund at any time through any authorized dealer or by sending a check payable to the "Seligman Group of Funds" in our postage-paid return envelope or directly to P.O. Box 3947, New York, NY 10008-3947. Checks for investment must be in U.S. dollars drawn on a domestic bank. Credit card convenience checks and third party checks (i.e., checks made payable to someone other than the "Seligman Group of Funds") may not be used to open a new Fund account or purchase additional shares of the Fund. The check should be accompanied by an investment slip (provided at the bottom of shareholder account statements) and include the shareholder's name, address, account number, name of Fund and class of shares (A, B or D). If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. Orders sent directly to Seligman Data Corp. will be executed at the Fund's net asset value next determined after the order is accepted plus, in the case of Class A shares, any applicable sales load.

     Seligman Data Corp. may charge a $10.00 service fee for checks returned to it as uncollectable. This charge may be deducted from the shareholder's account. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared which may be up to 15 days from the credit of the shares to the shareholder's account.


     VALUATION. The net asset value of the Fund's shares is determined each day, Monday through Friday, as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Net asset value is calculated separately for each class. Securities traded on a U.S. or foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Fund's Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value as of such date unless the Board determines that amortized cost value does not represent fair market value.

     Although the legal rights of Class A, Class B and Class D shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fees charged to Class B and Class D shares. In addition, net asset value per share of the three classes will be affected to the extent any other expenses differ among classes.

     CLASS A SHARES -- INITIAL SALES LOAD. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the schedule below, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See "Administration, Shareholder Services and Distribution Plan" below.

--------------------------------------------------------------------------------
                       CLASS A SHARES SALES LOAD SCHEDULE


                             SALES LOAD AS A
                              PERCENTAGE OF        REGULAR
                           --------------------    DEALER
                                      NET AMOUNT  DISCOUNT
                                       INVESTED   AS A % OF
       AMOUNT OF          OFFERING   (NET ASSET)  OFFERING
        PURCHASE            PRICE       VALUE      PRICE
       ----------          -------   ----------   -------
  Less than   $50,000       4.75%       4.99%      4.25%
  $ 50,000-    99,999       4.00        4.17       3.50
   100,000-   249,999       3.50        3.63       3.00
   250,000-   499,999       2.50        2.56       2.25
   500,000-   999,999       2.00        2.04       1.75
 1,000,000-   or more*         0           0          0

----------
  *Shares  acquired at net asset value  pursuant to the above  schedule  will be subject to a CDSL of 1% if redeemed within 18 months of purchase. See "Purchase of Shares--Contingent Deferred Sales Load."
--------------------------------------------------------------------------------

     There is no initial sales load on purchases of Class A shares of $1,000,000 or more ("NAV sales"); however, such shares are subject to a CDSL of 1% if redeemed within eighteen months of purchase.

     SFSI shall pay broker/dealers, from its own resources, a fee on NAV sales, calculated as follows: 1.00% of NAV sales up to but not including $2 million;
 .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "Single person" as defined below.

     SFSI shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman Mutual Funds participating in an "eligible employee benefit plan" (as defined below under "Special Programs") that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales load was not paid because either the participating eligible employee benefit plan has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman Mutual Fund. The payment is based on cumulative sales during a single calendar year or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million;
 .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


     REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


     Shares purchased without an initial sales load in accordance with the sales load schedule or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions within eighteen months of purchase.

     VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with an initial sales load reaches levels indicated in the above sales load schedule.

     THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in shares of the Seligman Mutual Funds sold with an initial sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load to determine reduced sales loads in accordance with the above sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts.


     A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads, based upon the total amount the investor intends to purchase, plus the total net asset value of shares of the other Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see `Terms and Conditions' on page 32.


     SPECIAL PROGRAMS. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers and employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

     Class A shares also may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with investment objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds (not to exceed the dollar value of such redemption proceeds); to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such account; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Group of Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

     Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Employee benefit plans eligible for net asset value sales, as described above, will be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Sales pursuant to a 401(k) alliance program which has an agreement with SFSI are available at net asset value and are not subject to a CDSL.

     CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

YEARS SINCE PURCHASE                                  CDSL
-------------------------------------               ---------
less than 1 year....................................... 5%
1 year or more but less than 2 years................... 4%
2 years or more but less than 3 years.................. 3%
3 years or more but less than 4 years.................. 3%
4 years or more but less than 5 years.................. 2%
5 years or more but less than 6 years.................. 1%
6 years or more........................................ 0%


     Class B shares are also subject to an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after purchase, Class B shares will convert automatically to Class A shares, which are subject to an annual service fee of up to .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the Seligman Mutual Fund from which the exchange has been made.

     CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75% and an annual service fee of up to .25%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

     CONTINGENT DEFERRED SALES LOAD. A CDSL will be imposed on any redemption of Class B or Class D shares which were purchased during the preceding six years (for Class B shares) or twelve months (for Class D shares). The amount of any CDSL will initially be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plan") at the time of sale. Pursuant to an agreement with FEP Capital, L.P. ("FEP") to fund payments in respect of Class B shares, SFSI has agreed to pay any Class B CDSL to FEP.

     A CDSL of 1% will also be imposed on any redemption of Class A shares purchased during the preceding eighteen months if such shares were acquired at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load." Employee benefit plans eligible for net asset sales as described above under "Special Programs" may be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination.

     The 1% CDSL normally imposed on redemptions of certain Class A shares (i.e., those purchased during the preceding eighteen months at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load") will be waived on shares that were purchased through Dean Witter Reynolds, Inc. ("Dean Witter") by certain Chilean institutional investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Dean Witter will reimburse SFSI a pro rata portion of the fee it received from SFSI at the time of sale of such shares.

     To minimize the application of a CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares held for a period of time longer than the applicable CDSL period. Shares held for the longest period of time within the applicable CDSL period will then be redeemed. Additionally, for those shares determined to be subject to a CDSL, the application of the CDSL will be made to the current net asset value or original purchase price, whichever is less. No CDSL will be imposed on shares acquired through the investment of dividends or distributions from any Class A, Class B or Class D shares of Seligman Mutual Funds.

     For example, assume an investor purchased 100 Class D shares in January at a price of $10.00 per share. During the first year, 5 additional Class D shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 Class D shares were purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 Class D shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

Total shares to be redeemed
   (122.449 @ $12.25) as follows:                $1,500.00
                                                ==========

Dividend/Distribution shares
   (5 @ $12.25)                                      61.25


Shares held more than 1 year (100 @
   $12.25)                                        1,225.00
Shares held less than 1 year subject to
   CDSL (17.449 @ $12.25)                           213.75
                                                ----------
Gross proceeds of redemption                      1,500.00
Less CDSL (17.449 shares @
   $12.00 = $209.39 x 1% = $2.09)                    (2.09)
                                                ----------
Net proceeds of redemption                       $1,497.91
                                                ==========


     For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.


     The CDSL will be waived or reduced in the following instances:


     (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account (an "IRA") due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA;
(c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchases of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; and (f) in connection with the redemption of shares of the Fund if the Fund is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction.

     If, with respect to a redemption of any Class A, Class B or Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice, an amount equal to the payment or a portion of the payment made by SFSI at the time of sale of such shares.

     For the period from the date Seligman Global Horizon Funds (the "Offshore Fund") commences offering its shares, until May 31, 1997, SFSI will reimburse any CDSL charged upon the redemption of Class B or Class D shares of any Seligman Mutual Fund by a non-U.S. resident alien investor who uses the redemption proceeds to purchase Class B or Class A shares, respectively, of the Offshore Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated, or any of its affiliates (collectively, "Merrill Lynch"). Merrill Lynch will, in turn, reimburse SFSI for the amount of CDSL so reimbursed by it over a period of four years.



     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the mutual funds in the Seligman Group. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the Rules of the National Association of Securities Dealers, Inc., as then in effect.

TELEPHONE TRANSACTIONS

     A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER/DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of the same class of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at
(800) 221-2450.

     FOR INVESTORS WHO PURCHASE SHARES BY COMPLETING AND SUBMITTING AN ACCOUNT APPLICATION (EXCEPT THOSE ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/ dealer of record, as designated on the Account Application, will automatically receive telephone services.

     FOR INVESTORS WHO PURCHASE SHARES THROUGH A BROKER/DEALER: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker/dealer of record.

     FOR ACCOUNTS REGISTERED AS IRAS: Telephone services will include only exchanges or address changes.

     FOR ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS: Telephone redemptions are not permitted. Group retirement plans that may allow plan participants to place telephone exchanges directly with the Fund must first provide a letter of authorization signed by the plan custodian or trustee, and provide a telephone services election form signed by each plan participant. Additionally, group retirement plans are not permitted to change a dividend or gain distribution option.


     All Seligman Mutual Fund accounts with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental telephone services election form.


     For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares via telephone. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See "Redemption of Shares" below). Use of these other redemption or exchange procedures may result in the request being processed at a later time than if a telephone transaction had been used, and the Fund's net asset value may fluctuate during such periods.

     The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER/DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of the addition of telephone services to an existing account or termination of telephone services will be sent to the shareholder at the address of record.



REDEMPTION OF SHARES


     REGULAR REDEMPTION PROCEDURES. A shareholder may redeem shares held in book credit ("uncertificated") form without charge, (except a CDSL, if applicable at any time by sending a written request to Seligman Data Corp., P.O. Box 3947, New York, NY 10008-3947; or if the request is being sent by overnight delivery service to 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form without charge, except a CDSL, if applicable, by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by all share owners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of instruction or endorsed stock power should specify the Fund name, account number, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests (i.e., requests to sell shares at a specific price or on a future date).


     If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the

Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY A CORPORATION, EXECUTOR, ADMINISTRATOR, TRUSTEE, CUSTODIAN OR RETIREMENT PLAN. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE.

     In the case of Class A shares, (except for shares purchased without an initial sales load due to the size of the purchase), and in the case of Class B shares redeemed after six years and Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class A shares which were purchased without an initial sales load because the purchase amount was $1,000,000 or more are redeemed within eighteen months of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase of Shares--Class A Shares--Initial Sales Load" above. If Class B shares are redeemed within six years of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less the applicable CDSL as described under "Purchase of Shares -- Class B Shares" above. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase of Shares -- Class D Shares" above.


     A shareholder also may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL). The Fund makes no charge for this transaction, but the dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business, will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.


     TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares payable to the address of record may be made, once per day, in an amount of up to $50,000 per fund account. Telephone redemption requests received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Qualified Plans, IRAs or other retirement plans are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.


     For more information about telephone redemptions and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     CHECK REDEMPTION SERVICE. The Check Redemption Service allows a shareholder who owns or purchases shares in the Fund worth $25,000 or more to request Seligman Data Corp. to provide redemption checks to be drawn on the shareholder's account in amounts of $500 or more. The shareholder may elect to use this Service on the Account Application or by later written request to Seligman Data Corp. Shares for which certificates have been issued will not be available for redemption under this service. Holders of Class B shares may use this service, although check redemptions of Class B shares will be subject to a CDSL. Holders of Class D shares may use this service with respect to Class D shares held for at least one year. Use of this service is subject to Boston Safe Deposit and Trust Co. rules and regulations covering checking accounts.

     There is no charge for use of checks. When honoring a check that was processed for payment, Boston Safe Deposit and Trust Co. will cause the Fund to redeem exactly enough full and fractional shares from an account to cover the amount of the check. If shares are owned jointly, redemption checks must be signed by all persons, unless otherwise elected on the Account Application, in which case a single signature will be acceptable.

     In view of daily fluctuations in share value, the shareholder should be certain that the amount of shares in the account is sufficient to cover the amount of checks written. If insufficient shares are in the account, the check will be returned, marked "insufficient funds." SELIGMAN DATA CORP. WILL CHARGE A $10.00 PROCESSING FEE FOR ANY CHECK REDEMPTION DRAFT RETURNED AS UNCOLLECTABLE. THIS CHARGE MAY BE DEDUCTED FROM THE ACCOUNT THE CHECK WAS DRAWN AGAINST.

     Check Redemption books cannot be reordered unless the shareholder's account has a value of $25,000 or more and the Fund has a certified Taxpayer Identification Number on file.


     Cancelled checks will be returned to a shareholder under separate cover the month after they clear. The Check Redemption Service may be terminated at any time by the Fund or Boston Safe Deposit and Trust Co. See "Terms and Conditions" on page 32.

     GENERAL. With respect to shares redeemed, a check for the proceeds will be sent to the address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. Payment of redemption proceeds will be delayed on redemptions of shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account. The proceeds of a redemption or repurchase may be more or less than the shareholder's cost.


     The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum amount specified by the Fund's Board of Directors, which is presently $500. Shareholders would be sent a notice before the redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.


     REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A shares and then decides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, the shareholder may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of the investment in Class A shares of the Fund or any of the other Seligman Mutual Funds. If a shareholder redeems shares and the redemption was subject to a CDSL, the shareholder may reinstate all or any part of the investment in shares of the same class of the Fund or of any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the applicable CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

     Generally, exercise of the Reinstatement Privilege does not alter the federal income tax status of any capital gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same Fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.


ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

     Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan"), the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.


     The Plan, as it relates to Class A shares, was approved by shareholders on November 23, 1992 and became effective on January 1, 1993. The Plan is reviewed by the Directors annually. The total amount paid for the year ended December 31, 1996 in respect of the Fund's Class A shares pursuant to the Plan was equal to
 .24% of the Class A shares' average daily net assets.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective average daily net asset value of the Class B and Class D shares. Proceeds from the Class B distribution fees are used to pay Service Organizations a continuing fee of up to .25% on an annual basis of the average net asset value of Class B shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts and will also be used by SFSI to defray the expense of the payment of 4% made by it to Service Organizations at the time of the sale of Class B shares. In that connection, SFSI has assigned FEP its interest in most of the fees payable to it in respect of the Class B shares, other than the portion payable to Service Organizations on a continuing basis. Proceeds from Class D distribution fees are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the payment of 1% made by it to Service Organizations at the time of the sale. The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class B and

Class D shares in one fiscal year of the Fund may be paid from Class B and Class D Plan fees, respectively, received from the Fund in any other fiscal year.


     The Plan, as it relates to Class B shares, was approved by the Directors of the Fund on March 21, 1996 and became effective April 22, 1996. The Plan, as it relates to Class D shares, was approved by the Directors of the Fund on March 18, 1993 and became effective May 1, 1993. The Plan is reviewed by the Directors annually. The total amount paid for the fiscal period ended December 31, 1996 by the Fund's Class B and Class D shares pursuant to the Plan was 1% per annum of the average daily net assets of Class B and Class D shares.


     Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as broker/dealer of record for most shareholder accounts that do not have a designated broker/dealer of record including all such shareholder accounts established after April 1, 1995 and receives compensation for providing personal service and account maintenance to such accounts of record.

EXCHANGE PRIVILEGE

     A shareholder of the Fund may, without charge, exchange at net asset value any part or all of an investment in the Fund for shares of any of the other mutual funds in the Seligman Group. Exchanges may be made by mail, or by telephone, if the shareholder has telephone services.

     Class A, Class B and Class D shares may be exchanged only for Class A, Class B and Class D shares, respectively, of another mutual fund in the Seligman Group on the basis of relative net asset value.

     If shares that are subject to a CDSL are exchanged for shares of another Seligman Mutual Fund, for purposes of assessing the CDSL payable upon disposition of the exchanged shares, the applicable holding period shall be reduced by the holding period of the original shares.

     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

     The Seligman Mutual Funds available under the Exchange Privilege are:

     o SELIGMAN CAPITAL FUND, INC. seeks aggressive capital appreciation. Current income is not an objective.

     o SELIGMAN CASH MANAGEMENT FUND, INC. invests in high quality money market instruments. Shares are sold at net asset value.

     o SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

     o SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.

     o SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value; income may be considered, but will only be incidental to the Fund's investment objective.

     o SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.

     o SELIGMAN HENDERSON GLOBAL FUND SERIES, INC. consists of the Seligman Henderson International Fund, the Seligman Henderson Emerging Markets Growth Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund and the Seligman Henderson Global Technology Fund, which seek long-term capital appreciation primarily by investing in companies either globally or internationally.

     o SELIGMAN HIGH INCOME FUND SERIES consists of the Seligman U.S. Government Securities Series and the Seligman High-Yield Bond Series which seek high current income by investing in debt securities.

     o SELIGMAN MUNICIPAL FUND SERIES, INC. consists of several State Series and a National Series. The National Municipal Series seeks to provide maximum income exempt from regular federal income taxes; individual state series, each seeking to maximize income exempt from regular federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)

     o SELIGMAN MUNICIPAL SERIES TRUST includes the Seligman California Municipal Quality Series, the Seligman California Municipal High-Yield Series, the Seligman Florida Municipal Series and the Seligman North Carolina Municipal Series, each of which invests in municipal securities of its designated state. (Does not currently offer Class B shares.)


     o SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. invests in investment grade New Jersey municipal securities. (Does not currently offer Class B shares.)

     o SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES invests in investment grade Pennsylvania municipal securities. (Does not currently offer Class B shares.)

     o SELIGMAN VALUE FUND SERIES, INC. consists of the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, each of which seeks capital appreciation by investing in equity securities of value companies.


     All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends, Automatic Cash Withdrawal Service and Check Writing Privilege will not be carried over to the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of a written exchange request together with certificates representing shares to be exchanged in proper form.

     The Exchange Privilege via mail is generally applicable to investments in group retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.

     A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only the shareholder has telephone services or the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.

     Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchange privileges, which, unless objected to, are assigned to most shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.


     Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes.



FURTHER INFORMATION ABOUT
TRANSACTIONS IN THE FUND

     Because excessive trading (including short-term, "market timing" trading) can hurt the Fund's performance, the Fund may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Fund's net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.


DIVIDENDS AND DISTRIBUTIONS

     The Fund's net investment income is paid to shareholders in dividends quarterly, usually in March, June, September and December. Payments vary in amount depending on income received from portfolio securities and the costs of operations. The Fund distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually; such distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

     Shareholders may elect: (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; (3) to receive both dividends and gain distributions in cash. Cash dividends and gain distributions are paid by check. In the case of prototype retirement plans, dividends and gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested on the payable date using the net asset value of the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has elected telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution.

     The per share dividends from net investment income on Class B and Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fees applicable with respect to Class B and Class D shares. Per share dividends of the three classes may also differ as a result of differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class D shares. See "Purchase of Shares -- Valuation."


     Shareholders exchanging shares of one mutual fund for shares of another Seligman Mutual Fund will continue to receive dividend and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems, transfers or exchanges all shares in an account between the record date and the payable date the value of dividends or gain distributions declared will be paid in cash regardless of the existing election.



FEDERAL INCOME TAXES


     The Fund intends to continue to qualify as a regulated investment company under the Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.


     Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares; and, to the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

     Distributions of net capital gain, i.e., the excess of net long-term capital gains over any net short-term losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eligible for the dividends received deduction allowed to corporate shareholders.

     Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

     In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.


     The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.



     Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

     UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEDUCTED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.


SHAREHOLDER INFORMATION


     Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corporate
Communications/Investor   Relations   Department,   J.  &  W.   Seligman  &  Co.
Incorporated, 100 Park Avenue, New York, NY 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free at (800) 221-7844 from all continental United States, except New York, or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts may be requested by writing Shareholder Services, Seligman Data Corp. at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States, or (212) 682-7600 outside the continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time, and calls will be answered by a service representative.


     24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIV AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF DISTRIBUTION CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

     ACCOUNT   SERVICES.   Shareholders  are  sent   confirmation  of  financial
transactions in their Account. Other investor services are available. These include:


     INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional purchases of shares automatically by electronic funds transfer from a checking or savings account, if the bank that maintains the account is a member of the Automated Clearing House ("ACH"), or by preauthorized checks to be drawn on the shareholder's checking account at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service only if accompanied by a $100 minimum in conjunction with the monthly investment option or a $250 minimum in conjunction with the quarterly investment option. For investments in the Seligman Time Horizon MatrixSM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. (See "Terms and Conditions" on page 32.)


     AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Seligman Cash Management Fund to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, from shares of any class of the Cash Management Fund into shares of the same class of any other Seligman Mutual Fund registered in the same name. For exchanges into the Seligman Time Horizon MatrixSM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. The shareholder's Cash Management Fund account must have a value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.

     DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund or another Seligman Mutual Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, account number, the name of the Fund and the class of shares in which the investment is to be made.)


     AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


     AUTOMATIC CASH WITHDRAWAL SERVICE permits payments at regular intervals to be made to a shareholder who owns or purchases shares worth $5,000 or more held as book credits. Holders of Class A shares purchased at net asset value because the purchase amount was $1,000,000 or more should bear in mind that withdrawals will be subject to a 1% CDSL if made within eighteen months of purchase of such shares. Holders of Class B shares may elect to use this service immediately, although certain withdrawals may be subject to a CDSL. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. (See "Terms and Conditions" on page 32.)

     DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another Seligman Mutual Fund.

     OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which will be deducted from a shareholder's account, if requested.


     COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years back to 1970 are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

     TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for:

     -- Individual Retirement Accounts (IRAs);

     -- Savings Incentive Match Plans for Employees (SIMPLE IRAs);

     -- Simplified Employee Pension Plans (SEPs);
     -- Section 401(k) Plans for corporations and their employees;
     -- Section  403(b)(7)  Plans for  employees  of public  school  systems and
certain  non-profit   organizations  who  wish  to  make  deferred  compensation arrangements; and


     --  Money   Purchase   Pension   and   Profit   Sharing   Plans   for  sole
proprietorships, corporations and partnerships.


     These types of plans may be established only upon receipt of a written application form.

     For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephone toll-free (800) 445-1777 from all continental United States. You also may receive information through an authorized dealer.

ADVERTISING THE FUND'S PERFORMANCE

     From time to time the Fund advertises its "total return" and "average annual total return," each of which are calculated separately for Class A, Class B and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in shares of Class A, Class B and Class D of the Fund would have earned over a specified period of time (for example, one, five and ten-year periods or since inception) assuming the payment of the maximum sales load, if any, when the investment was made (or CDSL upon redemption, if applicable) and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten-year periods or since inception of the Fund); i.e., the average annual compound rate of return. The total return and average annual total return of Class A shares quoted from time to time through December 31, 1992 have not been adjusted to reflect the deduction of the administration, shareholder services and distribution fee and through April 10, 1991 also have not been adjusted to reflect the increase in the management fee approved by shareholders on April 10, 1991, which fees if reflected would reduce the performance quoted. The total return and average total return for both Class A and Class D shares for periods prior to January 1, 1996 do not reflect the increase in the management fee payable by the Fund effective on such date, which if reflected would reduce the performance quoted. Total return and average annual total return may also be presented without the effect of the initial sales load or CDSL, as applicable.

     From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSIONS AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, WASHINGTON POST, WORTH MAGAZINE and YOUR MONEY.

ORGANIZATION AND CAPITALIZATION

     The Fund is an open-end diversified management investment company incorporated under the laws of the state of Maryland in 1947. The Fund is authorized to issue 500,000,000 shares of common stock, each with a par value of $1.00, divided into three classes. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.

                                    APPENDIX

MOODY'S INVESTORS SERVICE, INC.
BONDS AND NOTES

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds and notes which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

     Interest payments and principal security appear adequate for the present, but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds or notes lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Bonds and notes which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds and notes in this class.

     B: Bonds and notes which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds and notes which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and notes which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and notes which are rated C are the lowest rated class of bonds or notes, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD & POOR'S RATING SERVICE ("S&P")
BONDS


     AAA: Debt issues rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt issues rated AA have a very high degree of safety and a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.


     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

                              TERMS AND CONDITIONS

                           GENERAL ACCOUNT INFORMATION


     Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in the shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash, according to the option elected. Dividend and gain options may be changed by notifying Seligman Data Corp. These option changes must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution. Stock certificates will not be issued unless requested. Replacement stock certificates will be subject to a surety fee.


                            INVEST-A-CHECK(R) SERVICE


     The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. The electronic funds transfer ("ACH debit") or preauthorized check in the amount specified will be drawn automatically on the shareholder's bank on the fifth day (unless otherwise specified) of each month (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the close of business on the same date. After the initial investment, the value of shares held in a shareholder's account must equal not less than two regularly scheduled investments. If an ACH debit or preauthorized check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the IInvest-A-Check(R) Service may be suspended. In the event that a check or ACH debit is returned uncollectable, Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee will be deducted from the shareholder's account. The Invest-A-Check(R) Service may be reinstated upon written request indicating that the cause of interruption has been corrected. The Invest-A-Check(R) Service Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event a shareholder exchanges all of the shares from one mutual fund in the Seligman Group to another, the Invest-A-Check(R) Service will be terminated in the Seligman Mutual Fund that was closed as a result of the exchange of all shares and the shareholder must reapply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of at least $100 in connection with the monthly investment option or $250 in connection with the quarterly investment option. If a shareholder uses the Invest-A-Check(R) Service to make an IRA investment, the purchase will be credited as a current year contribution. If a shareholder uses the Invest-A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution.


                        AUTOMATIC CASH WITHDRAWAL SERVICE


     Automatic Cash Withdrawal Service is available to Class A shareholders, to Class B shareholders, and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment and any applicable CDSL. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday), less, in the case of Class B Shares, any applicable CDSL. Automatic withdrawals of Class A shares which were purchased at net asset value because the purchase amount was $1,000,000 or more will be subject to a CDSL if made within 18 months of purchase of such shares. Under this Service, a Class B shareholder who reinvests both dividends and distributions in additional shares may withdraw up to 12% of the value of the shareholder's fund account (at the time of election) per annum, without the imposition of a CDSL. The shareholder may change the amount of scheduled payments, or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.


                     LETTER OF INTENT -- CLASS A SHARES ONLY


     Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to the shareholder or credited to their account upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited into the shareholder's account or delivered to the shareholder. A shareholder may include toward completion of a Letter of Intent the total asset value of shares of the Seligman Mutual Funds on which an initial sales load was paid as of the date of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, the shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, a shareholder has not paid this additional sales load to Seligman Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the Account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that a Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to the Fund and that the required additional escrowed shares will be purchased by the shareholder.

     Shares of Seligman Cash Management Fund which have been acquired by an exchange of shares of the Seligman Mutual Fund on which there is an initial sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of Seligman

Cash Management Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Funds.


                            CHECK REDEMPTION SERVICE

     The Check Redemption Service is available to Class A shareholders, to Class B shareholders and to Class D shareholders with respect to Class D shares held for one year or more.

     If shares are held in joint names, all shareholders must sign the Check Redemption section of the Account Application. All checks will require all signatures unless a lesser number is indicated in the Check Redemption section. Accounts in the names of corporations, trusts, partnerships, etc. must list all authorized signatories.

     In all cases, each signator guarantees the genuineness of the other signature(s). Checks may not be drawn for less than $500.

     The shareholder authorizes Boston Safe Deposit and Trust Co. to honor the checks drawn by the shareholder on the account of Seligman Income Fund, Inc. and to effect a redemption of sufficient shares in the shareholder's account to cover payment of the check and, in the case of Class B shares, any applicable CDSL.

     Boston Safe Deposit and Trust Co. shall be liable only for its own negligence, Seligman Income Fund, Inc. will not be liable for any loss, expense or cost arising out of check redemptions. Seligman Income Fund, Inc. reserves the right to change, modify or terminate this service at any time upon notification mailed to the address of record of the shareholder(s). Seligman Data Corp. will charge a $10.00 service fee for any check redemption draft returned marked "unpaid." This charge may be debited from the shareholder's account. NO PROCEEDS WILL BE REMITTED TO A SHAREHOLDER WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED FOR PAYMENT WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.



                                                                            5/97

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                                       34
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                                       35

SELIGMAN
INCOME
FUND, INC.
--------------------------------------------------------------------------------


100 Park Avenue
New York, New York 10017


INVESTMENT MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017

PORTFOLIO  SECURITIES  CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105


GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004


EQIN1 5/97


--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------
                                    SELIGMAN
                                     INCOME
                                   FUND, INC.
--------------------------------------------------------------------------------



                                   MAY 1, 1997

                                     [LOGO]
--------------------------------------------------------------------------------
                                 AN INCOME FUND
                                IN ITS 51ST YEAR

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1997
                           SELIGMAN INCOME FUND, INC.


                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
        Toll Free Telephone (800) 221-2450 all continental United States
      For Retirement Plan Information - Toll-Free Telephone (800) 445-1777



         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Income Fund, Inc., (the "Fund") dated May 1, 1997. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.

         The Fund offers three classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% (of current net asset value or original purchase price, whichever is less) if such shares are redeemed within eighteen months of purchase. Class B shares may be purchased at net asset value and are subject to a CDSL, if applicable, in the following amount (as a percentage of the current net asset value or the original purchase price, whichever is less), if redemption occurs within the indicated number of years of purchase of such shares: 5% (less than 1 year), 4% (1 but less than 2 years), 3% (2 but less than 4 years), 2% (4 but less than 5 years), 1% (5 but less than 6 years) and 0% (6 or more years). Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Class D shares may be purchased at net asset value and are subject to a CDSL of 1% if redeemed within one year of purchase.

         Each Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class B and Class D shares bear higher ongoing fees that generally will cause the Class B and Class D shares to have higher expense ratios and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.



                                TABLE OF CONTENTS

                                                PAGE
                                                ----


Investment Objectives, Policies and Risks.......  2
Investment Limitations..........................  4
Directors and Officers..........................  5
Management and Expenses.........................  9
Administration, Shareholder Services and
  Distribution Plan............................. 11
Portfolio Transactions.......................... 11
Purchase and Redemption of Fund Shares.......... 12
Distribution Services........................... 14
Valuation....................................... 15
Performance..................................... 16
General Information............................. 17
Financial Statements............................ 18
Appendix A...................................... 19
Appendix B...................................... 21


EQIN1A

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

  As stated in the Prospectus, the Fund seeks primarily to provide high current income consistent with what is believed to be prudent risk of capital. Secondarily, it also seeks to provide the possibility of improvement in income and capital value over the longer term. The following information regarding the Fund's investment policies supplements the information in the Prospectus.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RIGHTS AND WARRANTS. The Fund may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Fund's investment restrictions regarding such securities.

    The Fund may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

    The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the Subadviser may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

    Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

    At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

    If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

    Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with commercial banks and w0ith broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which the Fund acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested. The Fund to date has not entered into any repurchase agreements and has no present intention of doing so in the future.


    Except as indicated above or as described under "Investment Limitations" below, the foregoing investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of its outstanding voting securities (as defined on page 4).

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.


    The Fund's portfolio turnover rates were 125.92% in 1996 and 111.78% in 1995.


                             INVESTMENT LIMITATIONS

    Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of its outstanding voting securities, the Fund may not:

o Borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets;


o Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis and except to enter into escrow arrangements in connection with the sales of permitted call options. The Fund has no present intention of selling call options, and will not do so without the prior approval of the Fund's Board of Directors;


o    Purchase   securities   (other  than  closing  call  options)   except  for
     investment, buy on "margin," or sell "short";

o Invest more than 5% of the value of its total assets, at market value, in securities of any company which, with their predecessors, have been in operation less than three continuous years, provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this calculation;

o Invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities or more than 10% of all the securities of any issuer, or invest to control or manage any company;

o    Invest more than 25% of total assets at market value in any one industry;


o Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;*


o Purchase or hold any real estate, including limited partnership interests in real property, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

o Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities;

o Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker;

o    Purchase or sell commodities and commodity contracts;

o Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

o Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans; or

------------
* The Fund has applied for, and expects to receive, an exemptive order from the Securities and Exchange Commission that would permit it to purchase shares of other investment companies advised by the Manager for the limited purpose of hedging its obligations in connection with the deferred fee arrangement for outside directors referred to under "Directors and Officers" below.

o Write or purchase put, call, straddle or spread options except that the Fund may sell covered call options listed on a national securities exchange or quoted on NASDAQ and purchase closing call options so listed or quoted. The Fund has no present intention of entering into these types of transactions, and will not do so without the prior approval of the Fund's Board of Directors.




    Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

    Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*               Director,   Chairman   of  the   Board,   Chief
    (59)                         Executive Officer and Chairman of
                                 the Executive Committee

                                 Chairman, J. & W. Seligman & Co. Incorporated, investment managers and advisers; and Seligman Advisors, Inc., advisers; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp., shareholder service agent; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, President, J. & W. Seligman & Co. Incorporated; Chairman, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company; and Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

BRIAN T. ZINO*                   Director, President and Member of the Executive
   (44)                          Committee

                                 Director and President, J. & W. Seligman & Co. Incorporated, investment managers and advisers; President(with the exception of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.) and Director or Trustee, the Seligman Group of Investment Companies ; and Seligman Advisors, Inc., advisers; Chairman and President, Seligman Data Corp., shareholder service agent; and Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; and Seligman Henderson Co., advisers; formerly, Director, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company.

JOHN R. GALVIN                   Director
   (67)
                                 Dean,  Fletcher  School of Law and Diplomacy at
                                 Tufts  University;  Director  or  Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Chairman,   American  Council  on  Germany;   a
                                 Governor of the Center for Creative Leadership;
                                 Director,  USLIFE Corporation,  life insurance;
                                 National  Committee  on  U.S.-China  Relations,
                                 National Defense University;  and the Institute
                                 for   Defense;   Raytheon   Co.,   electronics;
                                 formerly,  Ambassador,  U.S. State  Department;
                                 Distinguished  Policy  Analyst  at  Ohio  State
                                 University and Olin Distinguished  Professor of
                                 National  Security Studies at the United States
                                 Military  Academy.  From  June,  1987 to  June,
                                 1992,  he was  the  Supreme  Allied  Commander,
                                 Europe  and  the   Commander-in-Chief,   United
                                 States  European  Command.   Tufts  University,
                                 Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN                 Director
   (62)
                                 President,  Sarah Lawrence College; Director or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;     Chairman,     The    Rockefeller
                                 Foundation,    charitable    foundation;    and
                                 Director,  NYNEX,  telephone  company;  and the
                                 Committee for Economic  Development;  formerly,
                                 Trustee,  The Markle Foundation,  philanthropic
                                 organization;   and   Director,   International
                                 Research
                                 and Exchange Board, intellectual exchanges.
                                 Sarah Lawrence College, Bronxville, NY  10708

FRANK A. McPHERSON               Director
   (64)

                                 Director, various corporations; Director or Trustee, the Seligman Group of Investment Companies; Kimberly-Clark Corporation, consumer products, Bank of Oklahoma Holding Company, American Petroleum Institute, Oklahoma City Chamber of Commerce, Baptist Medical Center, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation and United Way Advisory Board; Chairman, Oklahoma City Public Schools Foundation; and Member of the Business Roundtable and National Petroleum Council; formerly, Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation, energy and chemicals. 123 Robert
                                 S. Kerr Avenue, Oklahoma City, OK 73102

JOHN E. MEROW*                   Director
   (67)
                                 Retired Chairman and Senior Partner, Sullivan &
                                 Cromwell,  law firm;  Director or Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Municipal Art Society of New York; Commonwealth
                                 Aluminum  Corporation;  the U. S.  Council  for
                                 International   Business;  and  the  U.  S.-New
                                 Zealand Council; Chairman,  American Australian
                                 Association;   Member  of  the   American   Law
                                 Institute and Council on Foreign Relations; and
                                 Member of the Board of Governors of the Foreign
                                 Policy Association and The New York Hospital.
                                 125 Broad Street, New York, NY  10004

BETSY S. MICHEL                  Director
   (54)
                                 Attorney;  Director  or Trustee,  the  Seligman
                                 Group   of   Investment   Companies;   Trustee,
                                 Geraldine  R.  Dodge   Foundation,   charitable
                                 foundation;   and  Chairman  of  the  Board  of
                                 Trustees of St. George's School (Newport,  RI);
                                 formerly,  Director,  National  Association  of
                                 Independent  Schools   (Washington,   DC).  St.
                                 Bernard's  Road,  P.O. Box 449,  Gladstone,  NJ
                                 07934

JAMES C. PITNEY                  Director
   (70)
                                 Retired Partner,  Pitney, Hardin, Kipp & Szuch,
                                 law firm;  Director  or Trustee,  the  Seligman
                                 Group  of  Investment  Companies;   and  Public
                                 Service Enterprise Group, public utility.  Park
                                 Avenue  at  Morris   County,   P.O.  Box  1945,
                                 Morristown, NJ 07962-1945

JAMES Q. RIORDAN                 Director
   (69)
                                 Director,  various  corporations;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies; The Houston Exploration Company; The
                                 Brooklyn   Museum;   The  Brooklyn   Union  Gas
                                 Company;    the    Committee    for    Economic
                                 Development;  Dow Jones & Co., Inc.; and Public
                                 Broadcasting Service; formerly,  Co-Chairman of
                                 the  Policy  Council  of  the  Tax  Foundation;
                                 Director and Vice Chairman,  Mobil Corporation;
                                 Director, Tesoro Petroleum Companies, Inc.; and
                                 Director and  President,  Bekaert  Corporation.
                                 675 Third  Avenue,  Suite  3004,  New York,  NY
                                 10017

RONALD T. SCHROEDER*             Director and Member of the Executive Committee
   (49)
                                 Director,    Managing    Director   and   Chief
                                 Investment  Officer,  Institutional,  J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers and advisers;  and Seligman  Advisors,
                                 Inc.,   advisers;   Director  or  Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Director,   Seligman  Holdings,  Inc.,  holding
                                 company;  Seligman  Financial  Services,  Inc.,
                                 broker/dealer;  and  Seligman  Services,  Inc.,
                                 broker/dealer;    formerly,    President,   the
                                 Seligman Group of Investment Companies,  except
                                 Seligman  Quality   Municipal  Fund,  Inc.  and
                                 Seligman  Select   Municipal  Fund,  Inc.;  and
                                 Director,   Seligman  Data  Corp.,  shareholder
                                 service   agent;    Seligman   Henderson   Co.,
                                 advisers; J. & W. Seligman Trust Company, trust
                                 company;   and   Seligman   Securities,   Inc.,
                                 broker/dealer.

ROBERT L. SHAFER                 Director
   (64)
                                 Director,  various  corporations;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies   and   USLIFE   Corporation,    life
                                 insurance;  formerly,  Vice  President,  Pfizer
                                 Inc.,  pharmaceuticals.  235 East 42nd  Street,
                                 New York, NY 10017

JAMES N. WHITSON                 Director
   (62)
                                 Executive  Vice   President,   Chief  Operating
                                 Officer  and  Director,   Sammons  Enterprises,
                                 Inc.; Director or Trustee, the Seligman Group of Investment Companies; Red Man Pipe and
                                 Supply Company, piping and other materials; and C-SPAN. 300 Crescent Court, Suite 700, Dallas,
                                 TX 75201

RODNEY COLLINS                   Co-Portfolio Manager

                                 Vice President, Investment Officer, J. & W. Seligman & Co. Incorporated, investment managers and advisers; Co-Portfolio Manager, one other open-end investment companies in the Seligman Group of Investment Companies.

CHARLES C. SMITH, JR.            Vice President and Portfolio Manager
   (40)
                                 Managing   Director   (formerly,   Senior  Vice
                                 President and Senior Investment Officer),  J. &
                                 W.  Seligman  &  Co.  Incorporated,  investment
                                 managers  and  advisers;   Vice  President  and
                                 Portfolio    Manager,    two   other   open-end
                                 investment  companies in the Seligman  Group of
                                 Investment    Companies   and   Tri-Continental
                                 Corporation, closed-end investment company.

LAWRENCE P. VOGEL                Vice President
   (40)
                                 Senior  Vice  President,   Finance,   J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers  and  advisers;   Seligman   Financial
                                 Services,   Inc.,    broker/dealer;    Seligman
                                 Advisors,  Inc.,  advisers;  and Seligman  Data
                                 Corp.,    shareholder   service   agent;   Vice
                                 President,  the  Seligman  Group of  Investment
                                 Companies;   and   Seligman   Services,   Inc.,
                                 broker/dealer;    and    Treasurer,    Seligman
                                 Holdings,  Inc., holding company;  and Seligman
                                 Henderson Co., advisers;  formerly, Senior Vice
                                 President,     Seligman    Securities,    Inc.,
                                 broker/dealer;  and Senior Vice President, J. &
                                 W. Seligman Trust Company, trust company.

FRANK J. NASTA                   Secretary
   (32)
                                 Senior Vice  President,  Law and Regulation and
                                 Corporate  Secretary,  J. & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisers;
                                 Corporate  Secretary,  the  Seligman  Group  of
                                 Investment Companies;  Seligman Advisors, Inc.,
                                 advisers;  Seligman Financial  Services,  Inc.,
                                 broker/dealer;    Seligman    Henderson    Co.,
                                 advisers;      Seligman     Services,     Inc.,
                                 broker/dealer;   and   Seligman   Data   Corp.,
                                 shareholder service agent; formerly, Secretary,
                                 J. & W. Seligman Trust Company,  trust company;
                                 and attorney, Seward and Kissel, law firm.

THOMAS G. ROSE                   Treasurer
   (39)

                                 Treasurer, the Seligman Group of Investment Companies; and Seligman Data Corp., shareholder service agent; formerly, Treasurer, American Investors Advisers, Inc. and the American Investors Family of Funds.


    The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                                                     COMPENSATION TABLE
                                                     ------------------

                                                                                PENSION OR
                                                     AGGREGATE             RETIREMENT BENEFITS         TOTAL COMPENSATION
                                                   COMPENSATION             ACCRUED AS PART OF            FROM FUND AND
         POSITION WITH FUND                        FROM FUND (1)              FUND EXPENSES            FUND COMPLEX (1)(2)
         ------------------                        -------------              -------------            -------------------

William C. Morris, Director and Chairman                N/A                        N/A                         N/A
Brian T. Zino, Director and President                   N/A                        N/A                         N/A
Ronald T. Schroeder, Director                           N/A                        N/A                         N/A
Fred E. Brown, Director**                               N/A                        N/A                         N/A
John R. Galvin, Director                             $2,752.87                     N/A                     $65,000.00
Alice S. Ilchman, Director                            2,788.58                     N/A                      66,000.00
Frank A. McPherson, Director                          2,752.87                     N/A                      65,000.00
John E. Merow, Director                               2,788.58(d)                  N/A                      66,000.00(d)
Betsy S. Michel, Director                             2,788.58                     N/A                      66,000.00
James C. Pitney, Director                             2,752.87                     N/A                      65,000.00
James Q. Riordan, Director                            2,788.58                     N/A                      66,000.00
Robert L. Shafer, Director                            2,788.58                     N/A                      66,000.00
James N. Whitson, Director                            2,788.58(d)                  N/A                      66,000.00(d)


----------------------


(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1996.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.

 **  Retired March 20, 1997.

(d) Deferred.

    The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such interest is included in the directors' fees and expenses, and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements. As of December 31, 1996, the total amounts of deferred compensation (including interest) payable in respect of the Fund to Messrs. Merow and Whitson were $48,738 and $12,458 respectively. As of January 1, 1997, Mr. Merow no longer defers current compensation. Mr. Pitney no longer defers current compensation; however, he has accrued deferred compensation in the amount of $41,180 as of December 31, 1996. The Fund has applied for, and expects to receive, exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either
(i) the interest rate on short-term Treasury bills, or (ii) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

    Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies in the Seligman Group. Directors and officers of the Fund as a group owned less than 1% of the Fund's Class A Capital Stock at March 31, 1997. As of that date, no Directors or officers owned shares of the Fund's Class D Capital Stock.

    As of March 31, 1997, 1,715,173 Class A shares of the Fund or 9.03% of the Fund's Class A capital stock and 7.01% of the Fund's capital stock, then outstanding; and 1,439,487 Class D shares or 27.72% of the Fund's Class D capital stock and 5.89% of the Fund's capital stock then outstanding; were registered in the name of Merrill Lynch Pierce Fenner & Smith, P.O. Box 45286, Jacksonville, FL 32232-5286.


                             MANAGEMENT AND EXPENSES

    Under the Management Agreement, dated December 29, 1988, as amended April 10, 1991, and January 1, 1996, subject to the control of the Board of Directors,
J. & W. Seligman & Co. Incorporated (the "Manager") manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.


    The Fund pays the Manager a management fee for its services, calculated daily and payable monthly. Effective January 1, 1996, the management fee is equal to .60% of the Fund's average daily net assets on the first $1 billion of net assets, .55% of the Fund's average daily net assets on the next $1 billion of net assets and .50% of the Fund's average daily net assets in excess of $2 billion. The management fee amounted to $2,342,764 in 1996, $1,836,072 in 1995 and $1,846,289 in 1994, which was equivalent to annual rates of .60%, .48% and
 .49%, respectively, of the Fund's average net assets in 1996, 1995 and 1994.


    The Fund pays all its expenses other than those assumed by the Manager, or Seligman Henderson Co. (the "Subadviser"), including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.



    The Management Agreement was initially approved by the Board of Directors on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, effective April 10, 1991, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on January 17, 1991 and by the shareholders at a special meeting held on April 10, 1991. The amendments to the Management Agreement, effective January 1, 1996 to increase the fee rate payable to the Manager by the Fund were approved by the Board of Directors on September 21, 1995 and by the shareholders at a special meeting held on December 12, 1995. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) if the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

    The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.


    Under the Subadvisory Agreement, dated June 1, 1994, as amended January 1, 1996 the Subadviser supervises and directs a portion of the Fund's investment in foreign securities and Depositary Receipts, as designated by the Manager, consistent with the Fund's investment objectives, policies and principles. For these services, the Subadviser is paid a fee, by the Manager, as described in the Fund's Prospectus. The Subadvisory Agreement was initially approved by the Board of Directors at a meeting held on January 20, 1994 and by the shareholders of the Fund on May 19, 1994. The amendments to the Subadvisory Agreement effective January 1, 1996 to increase the subadvisory fee rate payable by the Manager to the Subadviser were approved by the Board of Directors on September 21, 1995 and by the shareholders at a special meeting on December 12, 1995. The Subadvisory Agreement will continue in effect until December 31, of each year, if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.

    For the years ended December 31, 1996 and 1995 and for the period June 1, 1994 through December 31, 1994, , the Subadviser was paid a fee by the Manager of $248,704, $175,819 and $102,618, respectively.

    The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. Henderson plc, headquartered in London, is one of the largest independent money managers in Europe. The Firm managed approximately $18.1 billion in assets as of December 31, 1996 and is recognized as a specialist in global equity investing.


    Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

    The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

    Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

    The  Fund  has  adopted  an   Administration,   Shareholder   Services   and
Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

    The Plan was approved on July 16, 1992 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on November 23, 1992. The Plan became effective in respect of the Class A shares on January 1, 1993. The Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The Plan was approved in respect of the Class D shares on March 18, 1993 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class D shares on May 1, 1993. The Plan will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the Plan is proposed to be increased materially, the fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.


    For the year ended December 31, 1996, Seligman Financial Services, Inc. ("SFSI") received payments of $728,014 under the Plan in respect of Class A shares, or 0.24% per annum of the average daily net assets of Class A shares. This amount was used primarily to pay Service Organizations on a continuing basis for providing personal services and/or maintenance of shareholder accounts. For the period ended December 31, 1996, fees incurred by the Fund in respect of Class B shares amounted to $10,198, or 1.00% per annum of the average daily net assets of Class B shares. Of this amount, 0.725% per annum was paid directly to FEP Capital, L.P. ("FEP") to compensate it for having funded, at the time of sale (i) the 4% commission paid to selling brokers and (ii) a payment of 0.25% of sales to SFSI; 0.025% per annum was paid to SFSI; and the remaining 0.25% per annum was paid to SFSI which, in turn, made an equal payment to Service Organizations for providing personal services and/or maintenance of shareholder accounts. For the year ended December 31, 1996, fees incurred in respect of Class D shares amounted to $843,823, or 1.00% per annum of the average daily net assets of Class D shares. This amount was paid to SFSI and, in the first twelve months after a sale, reimbursed it primarily for the 1% payment made to dealers at the time of sale and for certain other direct distribution costs. After the first twelve months, fees paid to SFSI are used to pay a continuing fee to Service Organizations.


The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

    The Management and Subadvisory Agreements recognize that in the purchase and sale of portfolio securities the Manager and Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and Subadviser for their use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager and Subadviser in connection with its services to clients other than the Fund.

    In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

    When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager and Subadviser desire to buy or sell the same security at the same time the securities purchased or sold are allocated by the Manager and Subadviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


    Total brokerage commissions paid to others for the execution, research and statistical services for the years ended December 31, 1996, 1995 and 1994 were $86,967, $173,123 and $144,134, respectively.


                     PURCHASE AND REDEMPTION OF FUND SHARES


     The Fund issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class A shares purchased at net asset value without an initial sales load due to the size of the purchase are subject to a CDSL of 1% if such shares are redeemed within eighteen months of purchase. Class B shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within 6 years of purchase. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase of Shares" and "Redemption of Shares" in the Prospectus.


SPECIMEN PRICE MAKE-UP


     Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales load of 4.75% and Class B and Class D shares are sold at net asset value.* Using the Fund's net asset value at December 31, 1996, the maximum offering price of the Fund's shares is as follows:

     Class A

     Net asset value per Class A share...................    $ 14.97
                                                              ------

     Maximum sales load (4.75% of offering price)........       0.75
                                                              ------

     Offering price to public............................    $ 15.72
                                                             =======

     Class B and Class D

     Net asset value and offering price per share*.......    $ 14.95
                                                             =======


-----------
* Class B shares are subject to a CDSL declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a CDSL of 1% on redemptions within one year of purchase. See "Redemption of Shares" in the Prospectus.


CLASS A SHARES - Reduced Initial Sales Loads

REDUCTIONS AVAILABLE. Shares of any Seligman Fund sold with an initial sales load in a continuous offering will be eligible for the following reductions:

     VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other Seligman Mutual Funds which are sold with an initial sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

     THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman Mutual Funds which are sold with an initial sales load with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load at the time of purchase to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if SFSI is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

     A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads in accordance with the sales load schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states an investor intends to purchase plus the total net asset value of shares sold with an initial sales load of the other Seligman Mutual Funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman Mutual Fund on which there was a sales load at the time of purchase. Reduced initial sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent, see "Terms and Conditions - Letter of Intent - Class A Shares Only" in the back of the Prospectus.


     Class A shares purchased without an initial sales load in accordance with the sales load schedule in the Fund's prospectus, or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions of such shares within eighteen months of purchase.

PERSONS ENTITLED TO REDUCTIONS. Reductions in initial sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, of 1986, as amended, organizations tax exempt under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


ELIGIBLE EMPLOYEE BENEFIT PLANS.The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans," (as defined in the Prospectus) except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Group of Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.


PAYMENT IN SECURITIES. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus any applicable sales load) although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. Any securities accepted by the Fund in payment for Fund shares will have an active and substantial market and have a value which is readily ascertainable (See "Valuation").


FURTHER TYPES OF REDUCTIONS. Class A shares also may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds (not to exceed the dollar value of such redemption proceeds); to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

     The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman
Group, the Manager, and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold to the Fund.


     Class A shares may be sold at net asset value to these persons since such sales required less sales effort and lower sales related expenses as compared with sales to the general public.

MORE ABOUT REDEMPTIONS. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

                              DISTRIBUTION SERVICES


     SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other Seligman Mutual Funds. The Fund and SFSI are parties to a Distributing Agreement dated January 1, 1993. As general distributor of the Fund's capital stock, SFSI allows commissions to all dealers, as indicated in the Prospectus. Pursuant to agreements with the Fund, certain dealers may also provide sub-accounting and other services for a fee. SFSI receives the balance of sales loads and any CDSLs paid by investors. The balance of sales loads and any CDSLs paid by investors and received by SFSI in respect of Class A shares amounted to $65,484 in 1996, after allowance of $503,183 as commissions to dealers; $105,433 in 1995, after allowance of $804,096 as commissions to dealers; and $156,975 in 1994, after allowance of $1,211,633 as commissions to dealers. For the years ended December 31, 1996, 1995 and 1994, SFSI retained CDSL charges from Class D shares amounting to $23,156, $18,340 and $48,151, respectively.

     SFSI has assigned its rights to collect any CDSL imposed on redemptions of Class B shares to FEP Capital, L.P. ("FEP"). SFSI has also assigned its rights to substantially all of the distribution fees with respect of Class B shares received by it pursuant to the Plans (other than the portion of such fees used to make ongoing shareholder servicing payments to

Service Organizations as described in the Prospectus) to FEP, which provides funding to SFSI to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. In connection with the assignment of its rights to collect any CDSL and the distribution fees with respect to Class B shares, SFSI receives payments from FEP based on the value of Class B shares sold. The aggregate amounts of such payments from FEP and the Class B distribution fees retained by SFSI for the period ended December 31, 1996 was $7,616.

     Effective April 1, 1995, Seligman Services, Inc. ("SSI"), an affiliate of the Manager, became eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 1996 and the period April 1, 1995 through December 31, 1995, SSI received commissions of $10,898 and $7,101, respectively, from sales of Fund shares. SSI also received distribution and service fees of $57,842 and $39,985, respectively, pursuant to the Plan.


                                    VALUATION

     Net asset value per share of each class of the Fund is determined as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine net asset value for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of Fund shares might be materially affected. Net asset value per share for a class is computed by dividing such class' share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee with respect to such shares.

     Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided primary market makers in such securities. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price except in the case of open short positions where the asked price is available. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by the Fund will be subtracted from net asset value.

     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

     For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                   PERFORMANCE


     The average annual total returns for the Fund's Class A shares for the one-year, five-year and ten-year periods ended December 31, 1996 were 3.08%, 9.89% and 8.85%, respectively. These returns were computed by subtracting the maximum sales load of 4.75% of public offering price and assuming that all of the dividends and distributions by the Fund over the relevant time period were reinvested. It was then assumed that at the end of these periods, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). The average annual total return for the Fund's Class B shares for the period April 22, 1996 (inception) through December 31, 1996 was 2.58%. This return was computed assuming that all of the dividends and distributions paid by the Fund's Class B shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of the period the entire amount was redeemed, subtracting the 5% CDSL. The average annual total returns for the Fund's Class D shares for the one-year period and since inception through December 31, 1996 were 6.43% and 7.48%, respectively. These returns were computed assuming that all of the dividends and distributions paid by the Fund's Class D shares were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the 1% CDSL, if applicable.

     Table A below illustrates the total return (income and capital) on Class A shares of the Fund with dividends invested and gain distributions taken in shares. It shows that a $1,000 investment in Class A shares, assuming payment of the 4.75% sales load, made on January 1, 1987 had a value of $2,336 on December 31, 1996, resulting in an aggregate total return of 133.57%. Table B illustrates the total return (income and capital) on Class B shares of the Fund with dividends invested and gain distributions, if any, taken in shares. It shows that a $1,000 investment in Class B shares made on April 22, 1996 (commencement of offering of Class B shares) had a value of $1,026, on December 31, 1996 resulting in an aggregate total return of 2.58%. Table C illustrates the total return (income and capital) on Class D shares of the Fund with dividends invested and gain distributions, if any, taken in shares. It shows that a $1,000 investment in Class D shares made on May 3, 1993 (commencement of offering of Class D shares) had a value of $1,303 on December 31, 1996 resulting in an aggregate total return of 30.25%. The results shown should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of the Fund today.

                            TABLE A - CLASS A SHARES

                                                                    VALUE OF
YEAR ENDED          VALUE OF INITIAL       VALUE OF GAIN            DIVIDENDS                           TOTAL
12/31 (1)             INVESTMENT (2)        DISTRIBUTION             INVESTED     TOTAL VALUE (2)     RETURN (3)
---------             --------------        ------------             --------     ---------------     ----------

   1987                  $   836                     $ 9               $   69          $  914
   1988                      853                      10                  148           1,011
   1989                      882                      40                  241           1,163
   1990                      735                      34                  298           1,067
   1991                      883                      40                  465           1,388
   1992                      971                      44                  617           1,632
   1993                    1,032                     111                  749           1,892
   1994                      925                      99                  766           1,790
   1995                    1,036                     151                  971           2,158
   1996                    1,061                     168                1,107           2,336          133.57%


                                              TABLE B - CLASS B SHARES


                                                                    VALUE OF
YEAR/PERIOD         VALUE OF INITIAL       VALUE OF GAIN            DIVIDENDS                           TOTAL
ENDED 12/31(1)        INVESTMENT (2)        DISTRIBUTION             INVESTED     TOTAL VALUE (2)     RETURN (3)
--------------        --------------        ------------             --------     ---------------     ----------
   1996                  $   986                    $  6              $    34         $ 1,026            2.58%
----------------------------------------------------------------------------------------------------------------


                                              TABLE C - CLASS D SHARES

                                                                    VALUE OF
YEAR/PERIOD         VALUE OF INITIAL          VALUE OF GAIN         DIVIDENDS                           TOTAL
ENDED 12/31 (1)     INVESTMENT (2)            DISTRIBUTION          INVESTED        TOTAL VALUE (2)     RETURN (3)
---------------     --------------            ------------          --------        ---------------     ----------

   1993                  $ 1,009                    $ 36              $    35         $ 1,080
   1994                      902                      32                   79           1,013
   1995                    1,012                      59                  141           1,212
   1996                    1,037                      68                  198           1,303           30.25%

(1) For the ten years ended December 31, 1996; from commencement of offering of Class B shares on April 22, 1996; and from commencement of offering of Class D shares on May 3, 1993.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value" reflects the effect of the CDSL, if applicable, assumes investment of all dividends and capital gain distributions and reflects changes in the net asset value.

(3) "Total Return" for each class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load for Class A shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSL on Class B or Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.


     No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares.

     The total return and average annual total return of the Class A shares quoted from time to time through December 31, 1992 does not reflect the deduction of the administration, shareholder services and distribution fee, effective January 1, 1993; through April 10, 1991 also does not reflect the management fee approved by shareholders on April 10, 1991; and through December 31, 1995 does not reflect the increase in the management fee approved by shareholders on December 12, 1995 and effective on January 1, 1996, which fees if reflected would reduce the performance quoted.

     The Fund may also include aggregate total return over a specified period in
advertisements   or  in   information   furnished  to  present  or   prospective
shareholders.

                               GENERAL INFORMATION


     It is the intention of the Fund not to hold Annual Meetings of Shareholders. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Articles of Incorporation.


CAPITAL STOCK. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

CUSTODIAN. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.

AUDITORS. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                              FINANCIAL STATEMENTS

     The Annual Report to Shareholders for the year ended December 31, 1996 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments as of December 31, 1996, as well as certain other financial information as of that date. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE
BONDS AND NOTES

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A posses many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds and notes which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds or notes lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Bonds and notes which are rated Ba are judged to have speculative element; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds and notes in this class.

     B: Bonds and notes which are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds and notes which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and notes which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and notes which are rated C are the lowest rated class of bonds or notes, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATING SERVICE ("S&P")
BONDS

     AAA: Debt rate AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC: Bonds rated BB, B, CCC, and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

THE SELIGMAN COMPLEX:

 .... Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o     Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o     Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o     Establishes Investment Advisory Service.

 ...1940s

o     Helps shape the Investment Company Act of 1940.
o     Leads in the  purchase and  subsequent  sale to the public of Newport News
      Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989


o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s


o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high-quality municipal bonds.
o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global and international investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

--------------------------------------------------------------------------------
                               50TH ANNUAL REPORT





--------------------------------------------------------------------------------


                                    SELIGMAN
                                     INCOME
                                   FUND, INC.


--------------------------------------------------------------------------------


                                December 31, 1996


                                 [Logo Omitted]

--------------------------------------------------------------------------------
                                 AN INCOME FUND
                               ESTABLISHED IN 1947





                        SELIGMAN FINANCIAL SERVICES, INC.
                                 AN AFFILIATE OF

                                 [Logo Omitted]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 PARK AVENUE, NEW YORK, NY 10017


THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN INCOME FUND, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.




                                                                     EQIN2 12/96

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------

     A mutual fund that seeks to provide shareholders with high current income consistent with prudent risk of capital, and with the possibility of improvement in income and capital value over the longer term.

HIGHLIGHTS OF 1996
----------------------------------------------------------------------------------------------------------------------

                                                                  DECEMBER 31, 1996                DECEMBER 31, 1995
                                                            -----------------------------         --------------------
                                                           CLASS A    CLASS B*     CLASS D         CLASS A     CLASS D
----------------------------------------------------------------------------------------------------------------------
Net Assets (in thousands).............................    $296,291      $2,961     $81,957        $318,307     $86,701
----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share.............................      $14.97      $14.95      $14.95          $14.63      $14.60
 With June 1996 Gain Distribution
  Taken in Shares.....................................       15.06       15.04       15.04              --          --
 Increase in Net Asset Value with Gain
  Distributions Taken in Shares (1) ..................       2.94%       4.23%       3.02%              --          --
----------------------------------------------------------------------------------------------------------------------
Dividends Paid per Share..............................      $0.730      $0.461      $0.611         $  0.78     $  0.65
 With December 1995 and June 1996 Gain
  Distributions Taken in Shares.......................       0.746       0.463       0.625              --          --
----------------------------------------------------------------------------------------------------------------------
Distribution of Realized Gain per Share...............       0.087       0.087       0.087          $0.276      $0.276
----------------------------------------------------------------------------------------------------------------------
Total Expenses per Dollar of
 Average Net Assets...................................     $0.0114     $0.0189(2)  $0.0190         $0.0100     $0.0179
----------------------------------------------------------------------------------------------------------------------


 *  From April 22, 1996 (commencement of operations).
(1) Excluding effect of dividends paid.
(2) Annualized.

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

     Seligman Income Fund had a successful year in 1996. It maintained a dividend yield that was more than twice that of the Standard & Poor's 500 Composite Stock Price Index and increased the portfolio's capital value by investing in carefully selected bonds and stocks for income and growth. The Fund's investment results begin on page 6.

     In 1996, the performance of the fixed-income markets was mixed. In the first two quarters of the year, the markets were hindered by persistent concerns that the economy's unexpected vigor would produce higher levels of inflation. Performance improved in the last two quarters of the year, as low levels of inflation prevailed despite continued economic growth. The yield on the benchmark 30-year Treasury bond reflected the changing perceptions of inflationary pressure, rising from 5.95% on December 31, 1995, to 6.87% on June 30, 1996, and ending the year slightly lower at 6.64%. Further, the Ibbotson Long-term Government Bond Index had a lackluster total return of -0.93% for the year.

     During 1996, a constructive economic environment supported strong corporate earnings in most industries. The increased competitiveness of US industry and the low inflation environment provided strong fundamental support to higher equity prices, and improved results in the fixed-income markets, particularly in the last half of the year.

     Currently, there are no clear indications that there will be either runaway economic expansion or recession in 1997. Looking ahead, the environment for the US financial markets remains generally positive, given continued modest economic growth, low inflation, and bipartisan efforts to balance the federal budget without raising taxes. While we always recognize that there could be further short-term volatility, we remain positive about the long-term outlook for the financial markets and your Fund.

     On a final note, the volatility witnessed in the financial markets in 1996 is not unusual in the challenging world of investing. Because it is time, not timing, that counts, we believe the best investment strategy is long-term investing. A professional financial advisor can help you formulate a long-term investment plan to help you seek your financial goals, and can provide the insight and support needed to weather the day-to-day uncertainty that accompanies investing.

     A discussion with your Portfolio Managers and the Fund's portfolio of investments follow this letter.

     We thank you for your continued interest in Seligman Income Fund, and look forward to serving your investment needs in the many years to come.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman


                                                               /s/ Brian T. Zino
                                                               -----------------
                                                                   Brian T. Zino
                                                                       President


January 31, 1997

================================================================================
ANNUAL PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------


The following is a discussion with your Portfolio Managers regarding Seligman Income Fund, and a chart and table comparing your Fund's performance to the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Lehman Brothers Aggregate Bond Index, and the Lipper Income Funds Average.



YOUR PORTFOLIO MANAGERS


-----------------------


        [Photo]


-----------------------

SELIGMAN GROWTH AND INCOME TEAM: (FROM LEFT) RODNEY COLLINS (CO-PORTFOLIO MANAGER), MARGARET DOYLE, JONATHAN ROTH, ODETTE GALLI, (SEATED) MELANIE RAVENELL (ADMINISTRATIVE ASSISTANT), CHARLES C. SMITH, JR. (CO-PORTFOLIO MANAGER), AMY FUJII

CHARLES C. SMITH, JR. is a Managing Director of J. & W. Seligman & Co. Incorporated and has been Portfolio Manager and Vice President of Seligman Income Fund since December 1991. Mr. Smith is also Vice President and Portfolio Manager of Seligman Common Stock Fund and Tri-Continental Corporation. Additionally, he is Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Common Stock and Seligman Income Portfolios. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He was promoted to Senior Vice President, Senior Investment Officer in August 1992, and to Managing Director in January 1994. RODNEY COLLINS, Vice President of J. & W. Seligman & Co. Incorporated, was named Co-Portfolio Manager of Seligman Income Fund in 1996. Mr. Collins joined Seligman in 1992 as an investment associate in the Seligman Growth and Income Team. Messrs. Smith and Collins are supported by a group of investment professionals dedicated to the income and growth investment discipline, and to the objectives of Seligman Income Fund.

IAIN C. CLARK, Chief Investment Officer of Seligman Henderson Co., Seligman Income Fund's Subadviser, is responsible for the international investment activities of the Fund. Mr. Clark is also head of International Investments for, and a Director of, Henderson plc, an investment manager in London, England. He has been with Henderson since 1985.

HOW DID SELIGMAN INCOME FUND PERFORM IN THE LAST 12 MONTHS?
"Seligman Income Fund's blended weighting of equity and fixed-income holdings produced a total return of 8.22% based on the net asset value of Class A shares for the year ended December 31, 1996, which outperformed the 3.63% total return of the Lehman Brothers Aggregate Bond Index, but lagged the 10.76% total return of the Lipper Income Funds Average, as measured by Lipper Analytical Services. Due to the composition of its portfolio, the Fund lagged the all-equity S&P 500, but maintained a dividend yield that was more than twice that of the S&P 500."

WHICH FACTORS AFFECTED THE FUND'S PERFORMANCE IN 1996?
"In the first half of 1996, a stronger-than-expected rate of economic growth provoked fears of inflationary pressure, which pushed interest rates higher. This caused the fixed-income portion of the portfolio to experience pricing pressure. However, the economic picture became more clear as moderate growth prevailed and inflation did not noticeably increase. By the third quarter, concerns about the rate of inflation had subsided, and interest rates declined through the balance of the year. As a result, bond market performance improved in the second half of 1996.

================================================================================
ANNUAL PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

     "In the equity markets, the appreciation of a small number of the largest companies pushed major indices such as the S&P 500 to record highs. These advances were due to the health of the economy, continued corporate profitability, and increased mutual fund inflows. Overall, the Fund benefited from the improving interest rate environment in the second half of the year, and the strength of the equity markets throughout the year."

WHAT WAS YOUR INVESTMENT STRATEGY?
"In the last 12 months, a bottom-up approach to investing was followed, focusing on identifying value in the markets. In the fixed-income portion of the portfolio, bonds of slightly longer maturities were purchased in the first half of the year to take advantage of any reduction in interest rates in the second half of the year. The investment strategy focused on purchasing corporate bonds with improving credit fundamentals such as strong cash flow and debt reduction. The Fund's holdings were also concentrated in high-quality US Government securities to provide solid yield and stability.

     "Further, the asset class weightings in the Fund were strategically modified. The yield was maintained while the portfolio's overall volatility, as measured by the beta of the portfolio, was reduced. Beta measures the volatility of an investment, as compared to that of the overall market (represented by the S&P 500). At December 31, the portfolio was overweighted, in historical terms, in fixed-income securities, and the weighting in convertible stocks had been reduced to historically low levels. The portfolio's exposure to convertible stocks was also reduced due to the poor quality of new convertible offerings brought to market, which had high premiums and inadequate yields."

WHICH SECTORS MOST AFFECTED THE FUND'S PERFORMANCE?
"In the fixed-income portion of the portfolio, banking and financial service corporate bonds did very well. Otherwise, credit card companies such as Capital One Bank and First USA Bank had a strong year, and should continue to do so in the future. In the energy sector, Oryx Energy and Tosco were the strongest performers, and profits were taken. In retail, the business outlook for Federated Department Stores improved, and the stock provided a competitive yield.

"In the equity portion of the portfolio, we concentrated on energy and financial issues. Both sectors had good performances in the last two quarters of 1996 as interest rates declined and the equity markets posted strong gains. The strongest stocks in energy included Atlantic Richfield and Shell Transport and Trading, and the gains of Citicorp dramatically improved the performance of the Fund's financial sector. However, the convertible markets did not keep pace with the impressive advances of the equity markets in 1996."

WHAT IS THE OUTLOOK?
"Currently, we are reexamining the relative attractiveness versus risk of each asset class in the portfolio. In 1997, we will look to increase the Fund's exposure to domestic common stocks and corporate bonds, while reducing exposure to convertible stocks and bonds. We will focus on maintaining the Fund's yield and low level of risk while remaining fully invested to take advantage of the strong equity markets. As we believe that we are entering a period of moderate economic growth, the portfolio has been repositioned to take advantage of possible declines in interest rates."

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS


                                              PERCENT
                                              OF TOTAL
                                            DECEMBER 31,
                                         ---------------
                                           1996     1995
--------------------------------------------------------
US GOVERNMENT AND GOVERNMENT
--------------------------------------------------------
  AGENCY SECURITIES ...................    12.0     10.6
Corporate Bonds........................    28.7     35.5
Convertible Bonds......................    19.3     19.5
Convertible Preferred Stocks...........    16.1     14.4
Asset-Backed Securities................     3.7       --
--------------------------------------------------------
TOTAL CORPORATE FIXED INCOME ..........    67.8     69.4
--------------------------------------------------------
COMMON STOCKS .........................    19.3     15.4
--------------------------------------------------------
NET CASH AND SHORT-TERM
 HOLDINGS .............................     0.9      4.6
--------------------------------------------------------
TOTAL .................................   100.0    100.0
--------------------------------------------------------







DIVERSIFICATION OF NET ASSETS BY
INDUSTRY

                                              PERCENT
                                              OF TOTAL
                                            DECEMBER 31,
                                         ---------------
                                           1996     1995
--------------------------------------------------------
Automotive.............................     0.4      2.3
Banking and Finance....................    20.6     18.4
Broadcasting...........................      --      1.2
Chemicals..............................     0.6      3.9
Commercial Services....................      --      1.0
Computer and Business Services.........      --      0.9
Consumer Goods and Services............     2.4      3.2
Diversified............................     0.6      0.8
Drugs and Health Care..................     1.7      0.9
Electric Utilities.....................     7.6      5.4
Electronics............................     0.6       --
Energy ................................     8.8     10.1
Environmental Services.................     1.8      0.6
Food...................................      --      1.6
Insurance..............................     8.1      8.2
Machinery..............................     2.3      0.9
Media..................................     4.7       --
Office Equipment.......................     0.6       --
Paper..................................     2.3      0.9
Publishing.............................      --      1.4
Retailing..............................     5.8      3.4
Shipbuilding...........................     0.4       --
Steel..................................     0.8      0.8
Technology.............................     5.2      4.0
Transportation.........................     3.6      3.9
Utilities/Telecommunications...........     5.0      6.2
Miscellaneous..........................     3.2      4.8
--------------------------------------------------------
TOTAL CORPORATE FIXED INCOME
 SECURITIES AND COMMON STOCKS .........    87.1     84.8
--------------------------------------------------------
US GOVERNMENT AND GOVERNMENT
 AGENCY SECURITIES ....................    12.0     10.6
--------------------------------------------------------
NET CASH AND SHORT-TERM
 HOLDINGS .............................     0.9      4.6
--------------------------------------------------------
TOTAL .................................   100.0    100.0
--------------------------------------------------------

================================================================================
PERFORMANCE  COMPARISON  CHART                                DECEMBER 31, 1996
--------------------------------------------------------------------------------

This chart compares a $10,000 hypothetical investment made in Seligman Income Fund Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year period ended December 31, 1996, to a $10,000 hypothetical investment made in the Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Lehman Brothers Aggregate Bond Index (Lehman Index), and the Lipper Income Funds Average (Lipper Income Average) for the same period. The performances of Seligman Income Fund Class B and D shares are not shown in this chart, but are included in the table on page 7. It is important to keep in mind that the S&P 500 and the Lehman Index exclude the effects of any fees or sales charges, and the Lipper Income Average excludes the effect of sales charges.

[The following table represents points that appear on the line chart in the printed version]


                         SELIGM INCOME FUND - CLASS A


              With        Without                               Lipper
             Sales        Sales                      Lehman     Income
             Charge       Charge      S&P 500        Index      Average
             ------       ------      -------        -----      -------
12/31/86 ..  9,525.16    10,000.01    10,000.00    10,000.00    10,000.00
             9,842.06    10,332.70    12,135.00    10,166.00    10,767.22
             9,581.59    10,059.24    12,744.18     9,984.03    10,718.00
             9,404.69     9,873.53    13,585.29     9,711.46    10,776.62
12/31/87 ..  9,144.35     9,600.21    10,524.53    10,275.70    10,009.25
             9,661.16    10,142.78    11,123.37    10,662.07    10,600.61
             9,968.66    10,465.61    11,864.19    10,787.88    10,943.68
            10,049.77    10,550.77    11,904.53    11,002.56    11,104.52
12/31/88 .. 10,107.24    10,611.10    12,272.38    11,086.18    11,241.00
            10,452.98    10,974.08    13,142.49    11,212.56    11,660.68
            11,156.57    11,712.75    14,302.97    12,106.20    12,355.74
            11,374.07    11,941.08    15,834.82    12,243.00    12,876.51
12/31/89 .. 11,634.07    12,214.04    16,161.01    12,698.44    13,049.86
            11,540.56    12,115.85    15,674.57    12,596.85    12,820.19
            11,607.43    12,186.06    16,660.50    13,057.90    13,187.92
            10,357.86    10,874.19    14,371.35    13,170.20    12,368.68
12/31/90 .. 10,668.09    11,199.89    15,659.02    13,836.61    12,972.49
            11,839.72    12,429.93    17,934.27    14,224.03    14,108.29
            12,205.89    12,814.34    17,893.03    14,454.46    14,291.65
            13,277.86    13,939.75    18,850.30    15,275.48    15,313.97
12/31/91 .. 13,881.65    14,573.63    20,429.96    16,049.94    16,138.27
            14,594.65    15,322.18    19,913.08    15,844.50    16,231.40
            15,163.69    15,919.59    20,291.43    16,484.62    16,686.29
            15,857.38    16,647.86    20,930.61    17,193.46    17,314.81
12/31/92 .. 16,316.40    17,129.78    21,983.42    17,239.88    17,706.57
            17,377.64    18,243.92    22,944.09    17,951.89    18,681.76
            17,814.12    18,702.15    23,056.52    18,427.61    19,106.01
            18,439.63    19,358.84    23,651.38    18,908.58    19,746.32
12/31/93 .. 18,923.25    19,866.58    24,200.09    18,919.92    19,932.72
            18,166.00    19,071.57    23,282.91    18,376.92    19,256.60
            17,873.88    18,764.88    23,380.69    18,187.64    19,168.54
            18,233.57    19,142.50    24,524.01    18,298.58    19,642.94
12/31/94 .. 17,895.66    18,787.75    24,519.11    18,368.12    19,329.78
            18,858.11    19,798.17    26,907.27    19,293.87    20,468.15
            20,235.84    21,244.59    29,476.91    20,468.87    21,733.33
            21,054.51    22,104.06    31,820.32    20,870.05    22,823.62
12/31/95 .. 21,582.45    22,658.33    33,735.91    21,759.12    23,821.28
            21,686.08    22,767.13    35,547.53    21,373.98    24,310.71
            21,998.87    23,095.51    37,140.06    21,495.81    24,733.59
            22,305.61    23,417.56    38,287.68    21,893.49    25,217.00
12/31/96 .. 23,356.28    24,520.61    41,480.88    22,550.29    26,385.56


     Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The rates of return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------



INVESTMENT RESULTS PER SHARE
TOTAL RETURNS*
FOR PERIODS ENDED DECEMBER 31, 1996


                                                                               AVERAGE ANNUAL
                                                              ----------------------------------------------------

                                  CLASS B                                                                CLASS D
                                  SINCE                                                                   SINCE
                                 INCEPTION       THREE          ONE           FIVE           10         INCEPTION
                                  4/22/96       MONTHS         YEAR           YEARS         YEARS        5/3/93
                                 ---------     --------       ------         -------       -------    ------------
CLASS A
With Sales Charge                   n/a         (0.25)%         3.08%         9.89%         8.85%          n/a
Without Sales Charge                n/a          4.71           8.22         10.97          9.38           n/a
CLASS B
With 5% CDSL                       2.58%        (0.41)           n/a           n/a           n/a           n/a
Without CDSL                       7.58          4.59            n/a           n/a           n/a           n/a
CLASS D
With 1% CDSL                        n/a          3.59           6.43           n/a           n/a           n/a
Without CDSL                        n/a          4.59           7.43           n/a           n/a          7.48%
S&P 500**                         15.00+         8.34          22.96         15.22         15.27         18.29++
LEHMAN INDEX**                     6.10+         3.00           3.63          7.04          8.47          6.22++
LIPPER INCOME AVERAGE**            8.03+         4.63          10.76         10.32         10.18          9.89++



NET ASSET VALUE
                    DECEMBER 31, 1996      SEPTEMBER 30, 1996      JUNE 30, 1996      MARCH 31, 1996        DECEMBER 31, 1995
                  --------------------    -------------------     --------------     ----------------      -------------------
Class A                 $14.97                  $14.48                $14.46              $14.52              $14.63
CLASS B                  14.95                   14.45                 14.43               14.43+++              n/a
CLASS D                  14.95                   14.45                 14.43               14.49               14.60


DIVIDEND AND CAPITAL GAIN INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                               CAPITAL GAIN
                                                             ---------------------------------------------------
                                      DIVIDEND PAID             PAID             REALIZED          UNREALIZEDo
                                   ------------------        -----------       ------------      ---------------
CLASS A                                   $0.730              $0.087              $0.223             $1.253
CLASS B                                    0.461***            0.087               0.223              1.253
CLASS D                                    0.611               0.087               0.223              1.253


The performances of Class B and D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

----------
  * Return figures reflect any change in price per share and assume the reinvestment of dividends and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Class A share returns reflect the effect of the 0.25% Administration, Shareholder Services and Distribution Plan after January 1, 1993, only. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales load ("CDSL"), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class D shares are calculated with and without the effect of the 1% CDSL, charged only on redemptions made within one year of the date of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
 ** The S&P 500, the Lehman Index, and the Lipper Income Average are unmanaged benchmarks that assume investment of dividends. The S&P 500 and the Lehman Index do not reflect fees and sales charges, and the Lipper Income Average does not reflect sales charges. The monthly performance of the Lipper Income Average is used in the Performance Comparison Chart and Investment Results per Share. Investors may not invest directly in an index or an average.
*** For the period April 22, 1996, to December 31, 1996.
  + From April 30, 1996.
 ++ From April 30, 1993.
+++ As of April 22, 1996.
  o Represents the per share amount of net unrealized appreciation of portfolio securities as of December 31, 1996.

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996
DIVIDEND AND GAIN DISTRIBUTIONS
FOR TAXABLE ACCOUNTS

The quarterly dividends paid to Class A, B, and D shareholders in 1996 are taxable as ordinary income for federal tax purposes. It makes no difference whether you received them in cash or in shares. Under the Internal Revenue Code, 23% of the dividends paid to Class A, B, and D shareholders has been designated as qualifying for the dividend received deduction available to corporate shareholders. In order to claim the dividend received deduction for this distribution, corporate shareholders must have held the Fund's shares for at least 46 days.

     A distribution of $0.087 per share, consisting of $0.065 from net long-term and $0.022 from net short-term gain realized on investments during the period November 1, 1995, to December 31, 1995, was paid on June 26, 1996, to Class A, B, and D shareholders. The distribution from net long-term gain is designated as a "capital gain dividend" for federal income tax purposes and is taxable to shareholders in 1996 as a long-term gain from the sale of capital assets, no matter how long your shares may have been owned or whether the distribution was paid in additional shares or cash. However, if shares on which a capital gain distribution was received are subsequently sold, and such shares were held for six months or less from the date of purchase, any loss on the sale would be treated as long-term to the extent it offsets the long-term gain distribution. Net short-term gain is taxable as ordinary income whether paid to you in cash or shares.

     If the gain distribution was paid in shares, the per share cost basis for federal income tax purposes was $14.33 for Class A shares and $14.30 for Class B and D shares.

     A year-end statement of account showing activity for 1996, a Form 1099-DIV, and if applicable, a Form 1099-B have been mailed to each shareholder. The Form 1099-B shows the proceeds of any redemptions paid to the shareholder during the year and reported to the Internal Revenue Service as required by federal regulations. Form 1099-DIV shows the amount of the dividends and the distribution on investments paid to the shareholder during the year.

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
DURING PAST THREE MONTHS

                                                     PRINCIPAL AMOUNT
                                               ----------------------------
                                                                 HOLDINGS
ADDITIONS                                       INCREASE         12/31/96
-----------                                    -----------     ------------
US GOVERNMENT AND
  GOVERNMENT AGENCY
  SECURITIES
US Treasury Bonds 7 7/8%,
 2/15/2021 .............................      $ 5,000,000      $ 5,000,000
US Treasury Notes 6 1/4%,
 10/31/2001 ............................       10,000,000       10,000,000
Corporate Bonds
Barnett Capital Trust 8.06%,
  12/1/2026 ............................        5,000,000        5,000,000
Enersis 7.40%, 12/1/2016 ...............        5,000,000        5,000,000
James River, 6.70%,
  11/15/2003 ...........................        5,000,000        5,000,000
Oryx Energy 8 3/8%,
  7/15/2004 ............................        5,000,000        5,000,000
Woolworth  7%, 6/1/2000 ................        5,000,000        5,000,000
ASSET-BACKED SECURITIES
Money Store Home
  Equity Trust 1996-D
   6.83%, 6/15/2021 ....................        5,000,000        5,000,000
Saxon Asset Securities
  Trust 1996, 6 3/4%,
  9/25/2022 ............................        5,000,000        5,000,000
UCFC 1996-D 6.918%,
  10/15/2018 ...........................        4,000,000        4,000,000



                                                     PRINCIPAL AMOUNT
                                                         OR SHARES
                                               ----------------------------
                                                                 HOLDINGS
REDUCTIONS                                       DECREASE        12/31/96
-----------                                    -----------     ------------
US GOVERNMENT AND
  GOVERNMENT AGENCY
  SECURITIES
US Treasury Notes 5 3/4%,
 10/31/2000 ............................       $6,000,000               --
Government National
  Mortgage Association
  Obligations 10%, with
  various maturities from
  1/15/2018 to 8/15/2021 ...............        7,617,512               --
CORPORATE BONDS
Alco Capital 5.435%,
  2/22/1999 ............................        5,000,000               --
Continental Cablevision,
  8.30%, 5/15/2006 .....................        5,000,000               --
Equitable Companies, 9%,
  12/15/2004 ...........................        5,000,000               --
Key Bank Oregon, 7 3/8%,
  9/15/2008 ............................        5,000,000               --
Oryx Energy, 8%,
  10/15/2003 ...........................        5,000,000               --
Time Warner 9 1/8%,
  1/15/2013 ............................        5,000,000               --
CONVERTIBLE PREFERRED STOCKS
Ceredian, 5 1/2% .......................           40,000 shs.          --
ASSET-BACKED SECURITIES
Advanta Mortgage Loan Trust
 1996-2 7.44%, 8/25/2018 ...............       $5,000,000               --

Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

LARGEST PORTFOLIO HOLDINGS
AT DECEMBER 31, 1996


SECURITY                                         VALUE
-----------                                   -----------
Federal National Mortgage Association
  7 1/2%, 11/01/2026....................      $21,692,672
US Treasury Notes
  6 1/4%, 10/31/2001....................       10,009,380
Carlton Communications
  7 1/2%, 8/14/2007.....................        7,961,174
US Treasury Bonds
  7 7/8%, 2/15/2021.....................        5,650,005
General Signal
  5 3/4%, 6/1/2002......................        5,456,250
AEGON N.V. 8%,
  8/15/2006.............................        5,325,335
United Companies Financial
  9.35%, 11/11/1999.....................        5,270,295
Midland Bank 7.65%, 5/1/2025............        5,254,020
Federated Department Stores
  8 1/2%, 6/15/2003.....................        5,202,870
Capital One Bank 8 1/8%,
  3/1/2000..............................        5,195,430

================================================================================
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------



                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                                ----------        -------

US GOVERNMENT AND
   GOVERNMENT AGENCY
   SECURITIES   12.0%
US Treasury Bonds
   7 7/8%, 2/15/2021 ...................     $  5,000,000     $  5,650,005
US Treasury Notes
   6 1/4%, 10/31/2001 ..................       10,000,000       10,009,380
MORTGAGE-BACKED SECURITIES:++
Federal National Mortgage
   Association 7 1/2%, 11/1/2026 .......       21,672,342       21,692,672
Government National Mortgage
   Association Obligations 7 1/2%,
   with various maturities from
   1/15/2023 to 12/15/2024 .............        8,294,529        8,310,082
                                                              ------------
TOTAL US GOVERNMENT
   AND GOVERNMENT
   AGENCY SECURITIES
  (Cost  $44,839,274) .......                                   45,662,139
                                                              ------------
CORPORATE BONDS   28.7%
BANKING AND FINANCE   11.4%
American Savings Bank 6 5/8%,
   2/15/2006+ ..........................        5,000,000        4,788,600
Bank of Boston Capital 8 1/4%,
   12/1/2026+ ..........................        3,000,000        3,067,800
Barnett Capital Trust 8.06%,
   12/1/2026+ ..........................        5,000,000        5,050,800
CAF 7 3/8%, 7/21/2000 ..................        5,000,000        5,131,465
Capital One Bank 8 1/8%, 3/1/2000 ......        5,000,000        5,195,430
First USA Bank 5.85%,
   2/22/2001 ...........................        5,000,000        4,828,460
Franchise Finance 7%,
   11/30/2000 ..........................        5,000,000        5,005,595
Midland Bank 7.65%, 5/1/2025 ...........        5,000,000        5,254,020
United Companies Financial
   9.35%, 11/1/1999 ....................        5,000,000        5,270,295
                                                              ------------
                                                                43,592,465
                                                              ------------

ELECTRIC UTILITIES   2.6%
Empresa Electrica Guacolda
   7.60%, 4/30/2001+ ...................        5,000,000        5,086,300
Enersis 7.40%, 12/1/2016 ...............        5,000,000        4,847,955
                                                              ------------
                                                                 9,934,255
                                                              ------------
ENERGY   1.4%
Oryx Energy 8 3/8%, 7/15/2004 ..........        5,000,000        5,195,155
                                                              ------------
DRUGS AND
   HEALTH CARE   0.8%
Allegiance 7%, 10/15/2026 ..............        3,000,000        3,025,245
                                                              -------------
INSURANCE   1.4%
AEGON N.V. 8%, 8/15/2006 ...............        5,000,000        5,325,335
                                                              -------------
MACHINERY   1.3%
Anixter 8%, 9/15/2003 ..................        5,000,000        5,091,105
                                                              -------------
MEDIA   2.6%
News America Holdings
   7.43%, 10/1/2026 ....................        5,000,000        5,064,740
Viacom 7 3/4%, 6/1/2005 ................        5,000,000        4,903,925
                                                              ------------
                                                                 9,968,665
                                                              ------------
PAPER   1.3%
James River 6.70%, 11/15/2003 ..........        5,000,000        4,898,800
                                                              ------------
RETAILING   3.2%
Federated Department Stores
   8 1/2%, 6/15/2003 ...................        5,000,000        5,202,870
Kohl's 7 3/8%, 10/15/2011 ..............        1,800,000        1,804,383
Woolworth 7%, 6/1/2000 .................        5,000,000        5,037,885
                                                              ------------
                                                                12,045,138
                                                              ------------
SHIPBUILDING   0.4%
Newport News Shipbuilding
   8 5/8%, 12/1/2006+ ..................        1,300,000        1,335,750
                                                              ------------
TECHNOLOGY   1.0%
Solectron 7 3/8%, 3/1/2006+ ............        4,000,000        3,971,612
                                                              ------------
UTILITIES/
   TELECOMMUNICATIONS   1.3%
Tele Communications
   6.275%, 9/15/2003 ...................        5,000,000        5,023,635
                                                              ------------
TOTAL CORPORATE BONDS
 (Cost $107,893,193) ...................                       109,407,160
                                                              ------------

CONVERTIBLE BONDS   19.3%
CONSUMER GOODS AND
   SERVICES   0.5%
Bell Sports  4 1/4%, 11/15/2000 ........        2,500,000        1,937,500
                                                              ------------
DIVERSIFIED   0.6%
MascoTech 4 1/2%, 12/15/2003 ...........        2,750,000        2,234,375
                                                              ------------
----------
See footnotes on page 13.

================================================================================
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                                ----------        -------

DRUGS AND HEALTH CARE   0.9%
Ciba-Geigy 6 1/4%, 3/15/2016+ ..........       $2,000,000       $2,010,000
Greenery Rehabilitation Group
   8 3/4%, 4/1/2015 ....................        2,000,000        1,547,500
                                                              ------------
                                                                 3,557,500
                                                              ------------
ELECTRONICS   0.6%
Cirrus Logic 6%, 12/15/2003+ ...........          375,000          343,594
Park Electrochemical 5 1/2%,
   3/1/2006 ............................        2,000,000        1,760,000
                                                              ------------
                                                                 2,103,594
                                                              ------------
ENERGY  1.8%
Apache 6%, 1/15/2002+ ..................        3,000,000        3,821,250
Santa Fe Pipelines
   11.162%, 8/15/2010 ..................        2,500,000        3,112,500
                                                              ------------
                                                                 6,933,750
                                                              ------------
ENVIRONMENTAL
   SERVICES   1.0%
Molton Metals 5 1/2%, 5/1/2006+ ........        3,000,000        2,085,000
OHM 8%, 10/1/2006 ......................        2,000,000        1,855,000
                                                              ------------
                                                                 3,940,000
                                                              ------------
INSURANCE   1.9%
Leucadia National
   5 1/4%, 2/1/2003 ....................        3,000,000        3,142,500
LibLife International (UK)
   6 1/2%, 9/30/2004 ...................          750,000          858,281
Trenwick Group
   6%, 12/15/1999 ......................        3,000,000        3,161,250
                                                              ------------
                                                                 7,162,031
                                                              ------------
MACHINERY   1.0%
Cooper Industries
   7.05%, 1/1/2015 .....................        2,724,000        2,873,820
Teco Electric and Machinery
   (Taiwan) 2 3/4%, 4/15/2004 ..........        1,000,000          746,250
                                                              ------------
                                                                 3,620,070
                                                              ------------
MEDIA  2.1%
Carlton Communications (UK)
   7 1/2%, 8/14/2007 ...................        2,600,000        7,961,174
                                                              ------------
RETAILING   0.9%
CML Group 5 1/2%, 1/15/2003 ............        2,000,000        1,460,000
Proffitts 4 3/4%, 11/1/2003  ...........        2,000,000        2,005,000
                                                              ------------
                                                                 3,465,000
                                                              ------------

                                                 PRIN. AMT.
                                                 OR SHARES
                                                 ----------

TECHNOLOGY  4.2%
Bay Networks
   5 1/4%, 5/15/2003+ ..................        2,000,000        1,805,000
BroadBand Technologies
   5%, 5/15/2001+ ......................        4,000,000        3,060,000
Cray Research 6 1/8%, 2/1/2011 .........        1,500,000        1,194,375
Data General 7 3/4%, 6/1/2001 ..........        2,000,000        2,060,000
Evans & Sutherland Computer
   6%, 3/1/2012 ........................        2,000,000        1,752,500
Platinum Technology
   6 3/4%, 11/15/2001 ..................        3,300,000        4,038,375
Xilinx 5 1/4%, 11/1/2002+ ..............        2,000,000        1,990,000
                                                              ------------
                                                                15,900,250
                                                              ------------
TRANSPORTATION   1.5%
Airborne Freight
   6 3/4%, 8/15/2001 ...................        1,750,000        1,754,375
British Airways (UK)
   9 3/4%, 6/15/2005 ...................          700,000o       2,965,525
Nippon Yusen (Japan) 2%,
   9/29/2000 ...........................      115,000,000*       1,078,868
                                                              ------------
                                                                 5,798,768
                                                              ------------

MISCELLANEOUS   2.0%
General Signal 5 3/4%, 6/1/2002 ........        5,000,000        5,456,250
TriMas 5%, 8/1/2003 ....................        2,000,000        2,200,000
                                                              ------------
                                                                 7,656,250
                                                              ------------
UTILITIES/
   TELECOMMUNICATIONS   0.3%
Network Equipment
   7 1/4%, 5/15/2014 ...................        1,470,000        1,269,712
                                                              ------------
TOTAL CONVERTIBLE BONDS
 (Cost $66,438,723)                                             73,539,974
                                                              ------------

CONVERTIBLE PREFERRED
   STOCKS   16.1%
BANKING AND FINANCE   0.9%
Ahmanson (H.F.) (Series D) 6% ..........           50,000shs.    3,487,500
                                                              ------------
CONSUMER GOODS  AND
   SERVICES   0.9%
RJR Nabisco Holdings $0.6012 ...........          500,000        3,375,000
                                                              ------------

================================================================================
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                   ------           -----
ENERGY   2.9%
Snyder Oil (Class A) 6% ................          150,000     $  3,637,500
Unocal 6 1/4% ..........................           55,800        3,180,600
Williams Cos. $3.50 ....................           50,000        4,400,000
                                                              ------------
                                                                11,218,100
                                                              ------------
ENVIRONMENTAL
   SERVICES   0.8%
Browning-Ferris Industries  7 1/4% .....          100,000        2,850,000
                                                              ------------
INSURANCE   3.8%
Alexander & Alexander
   (Series A) $3.625+ ..................           65,000        3,380,000
American General (Series A) $3.00 ......           50,000        2,762,500
FSA 7 5/8% .............................          137,500        4,245,313
St. Paul Capital 6% ....................           75,000        4,153,125
                                                              ------------
                                                                14,540,938
                                                              ------------
OFFICE EQUIPMENT   0.6%
Ikon Office Solutions $5.04 ............           22,500        2,148,750
                                                              ------------
PAPER   1.0%
International Paper 5 1/4%+ ............           80,000        3,660,000
                                                              ------------
RETAILING   1.2%
Kmart Financing 7 3/4% .................           75,000        3,656,250
Venture Stores $3.25 ...................           40,000          735,000
                                                              ------------
                                                                 4,391,250
                                                              ------------
STEEL   0.7%
U.S. Steel $3.25 .......................           60,000        2,662,500
                                                              ------------
TRANSPORTATION   2.1%
GATX $3.875 ............................           50,000        2,918,750
Interpool 5 3/4% .......................           20,000        2,067,500
Sea Containers $4.00 ...................           70,000        3,185,000
                                                              ------------
                                                                 8,171,250
                                                              ------------
UTILITIES/
   TELECOMMUNICATIONS   0.2%
Mobile Telecommunication
Technologies $2.25+ ....................           50,000          912,500
                                                              ------------
MISCELLANEOUS   1.0%
Corning (Delaware) 6% ..................           60,000        3,817,500
                                                              ------------
OTHER ..................................                            80,000
                                                              ------------
TOTAL CONVERTIBLE PREFERRED
   STOCKS
   (Cost $58,067,803) ..................                        61,315,288
                                                              ------------
COMMON STOCKS   19.3%
AUTOMOTIVE   0.4%
Ford Motor .............................           50,000        1,593,750
                                                              ------------
BANKING AND
   FINANCE   4.6%
Banco de Santander (Spain) .............           52,732        3,373,646
Citicorp ...............................           44,999        4,634,897
Grupo Financiera Banamex
   Accival (Class B) (Mexico)  .........          443,000          924,766
HSBC Holdings (UK) .....................           70,000        1,497,834
ING Groep (Netherlands) ................           81,433        2,930,702
National Australia Bank (ADRs)
   (Australia) .........................           60,000        3,532,500
Societe Generale (France) ..............            6,360          687,468
                                                              ------------
                                                                17,581,813
                                                              ------------
CHEMICALS   0.6%
Bayer (Germany) ........................           57,000        2,311,461
                                                              ------------
CONSUMER GOODS AND
   SERVICES  1.0%
Allied Domecq (UK) .....................          140,000        1,094,459
B.A.T. Industries (UK) .................          200,000        1,659,413
Christian Dior (France) ................            7,570        1,220,827
                                                              ------------
                                                                 3,974,699
                                                              ------------
ELECTRIC UTILITIES   5.0%
Central & South West ...................           60,100        1,540,063
Central Costanera (ADRs)+
   (Argentina) .........................           14,000          430,500
CINergy ................................          102,300        3,414,263
Empresa Nacionale de
   Electricidad (ADRs) (Spain) .........           25,000        1,750,000
Entergy ................................          100,000        2,775,000
FPL Group ..............................          100,000        4,600,000
Hong Kong Electric
   (Hong Kong) .........................          800,000        2,658,220
VEBA (Germany) .........................           30,000        1,724,026
                                                              ------------
                                                                18,892,072
                                                              ------------
ENERGY   2.7%
Atlantic Richfield .....................           20,000        2,650,000
BP Prudhoe Bay Royalty Trust ...........           80,000        1,360,000
Shell Transport and
   Trading (ADRs) (UK) .................           50,000        5,118,750
Total SA  (Class B) (France) ...........           15,396        1,251,852
                                                              ------------
                                                                10,380,602
                                                              ------------

================================================================================
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                   ------           -----
INSURANCE   1.0%
AXA-UAP (France) .......................            9,736      $   619,052
GCR Holdings ...........................           57,000        1,264,688
Irish Life (UK) ........................          430,000        1,999,258
                                                              ------------
                                                                 3,882,998
                                                              ------------
RETAILING   0.5%
Tesco (UK) .............................          287,400        1,744,752
                                                              ------------
STEEL   0.1%
Pohang Iron & Steel (ADRs)
(South Korea) ..........................           15,000          303,750
                                                              ------------
UTILITIES/
   TELECOMMUNICATIONS   3.2%
Alcatel Alsthom (France) ...............           15,000        1,204,624
British Telecommunications
    (ADRs) (UK) ........................           30,000        2,058,750
Frontier ...............................          100,000        2,262,500
GTE ....................................          100,000        4,550,000
Tele Danmark (ADSs)
   (Denmark) ...........................           50,000        1,362,500
Telecom Italia-Di Risp (Italy) .........          439,000          856,021
                                                              ------------
                                                                12,294,395
                                                              ------------
MISCELLANEOUS   0.2%
Pacific Dunlop (Australia) .............          275,000          699,380
                                                              ------------
OTHER ..................................                           141,009
                                                              ------------
TOTAL COMMON STOCKS
 (Cost $54,526,929) ....................                        73,800,681
                                                              ------------

                                                PRIN. AMT.
                                                ----------
ASSET-BACKED  SECURITIES++ 3.7%
BANKING AND FINANCE 3.7%
Money Store Home Equity
Trust
   1996-D 6.83%, 6/15/2021 .............       $5,000,000     $  4,989,065
Saxon Asset Securities Trust 1996,
   6ss.%, 9/25/2022 ....................        5,000,000        4,948,437
UCFC 1996-D 6.918%, 10/15/2018 .........        4,000,000        4,005,000
                                                              ------------

TOTAL ASSET-BACKED
   SECURITIES
   (Cost $13,995,975) ..................                        13,942,502
                                                              ------------
TOTAL INVESTMENTS   99.1%
   (Cost $345,761,897) .................                       377,667,744

OTHER ASSETS LESS
   LIABILITIES   0.9% ..................                         3,541,838
                                                              ------------
NET ASSETS   100.0% ....................                      $381,209,582
                                                              ============


----------
 * Principal amount reported in Japanese yen.
 + Rule 144A security.
++ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these instruments. 0
 o Principal amount reported in British pounds.
See Notes to Financial Statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at value:
Bonds and stocks (cost $300,922,623) ........   $332,005,605
 U.S. Government and Government Agency
    securities (cost $44,839,274) ...........     45,662,139
                                                ------------
                                                                 $377,667,744
Cash ........................................                       2,871,026
Receivable for interest and dividends .......                       3,546,320
Receivable for Capital Stock sold ...........                         247,179
Investment in, and expenses prepaid to,
   shareholder service agent ................                          76,333
Other .......................................                          15,967
                                                                 ------------
TOTAL ASSETS ................................                     384,424,569
                                                                 ------------
LIABILITIES:
Payable for securities purchased                                    2,133,225
Payable for Capital Stock repurchased                                 406,169
Accrued expenses, taxes, and other                                    675,593
                                                                 ------------
TOTAL LIABILITIES ...........................                       3,214,987
                                                                 ------------
NET ASSETS ..................................                    $381,209,582
                                                                 ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par ($1 par value;
   500,000,000 shares authorized;
   25,468,488 shares outstanding):
 Class A ....................................                    $ 19,786,901
 Class B ....................................                         198,127
 Class D ....................................                       5,483,460
Additional paid-in capital ..................                     316,337,564
Undistributed net investment income .........                         888,857
Undistributed net realized gain .............                       6,597,078
Net unrealized appreciation of investments ..                      30,798,164
Net unrealized appreciation on translation
   of assets and liabilities
   denominated in foreign currencies ........                       1,119,431
                                                                 ------------
NET ASSETS ..................................                    $381,209,582
                                                                 ============

NET ASSET VALUE PER SHARE:
CLASS A ($296,291,342 / 19,786,901 SHARES) ..                          $14.97
                                                                       ======
CLASS B ($2,961,257 / 198,127 SHARES) .......                          $14.95
                                                                       ======
CLASS D ($81,956,983 / 5,483,460 SHARES) ....                          $14.95
                                                                       ======
----------
See Notes to Financial Statements.

================================================================================
STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ......................................................        $ 17,447,959
Dividends .....................................................           6,974,878
                                                                       ------------
TOTAL INVESTMENT INCOME (net of foreign taxes
   withheld of $115,331) ....................                                                 $24,422,837

EXPENSES:
Management fee ................................................           2,342,764
Distribution and service fees .................................           1,582,035
Shareholder account services ..................................             609,073
Custody and related services ..................................             177,800
Shareholder reports and communications ........................             110,088
Registration ..................................................             108,753
Auditing and legal fees .......................................              65,650
Shareholders' meeting .........................................              33,597
Directors' fees and expenses ..................................              31,254
Miscellaneous .................................................              39,736
                                                                       ------------
TOTAL EXPENSES ................................................                                 5,100,750
                                                                                              -----------
NET INVESTMENT INCOME .........................................                                19,322,087
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments ..............................           5,841,486
Net realized gain from foreign currency transactions ..........               7,433
Net change in unrealized appreciation of investments ..........           3,571,125
Net change in unrealized appreciation on translation of assets
   and liabilities denominated in foreign currencies ..........             987,448
                                                                       ------------
Net Gain on Investments and Foreign Currency Transactions .....                                10,407,492
                                                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS ........................                               $29,729,579
                                                                                              ===========


----------
See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------
                                                                            1996                  1995
                                                                        -----------           -----------
OPERATIONS:
Net investment income .............................................     $19,322,087           $19,965,581
Net realized gain on investments ..................................       5,841,486            10,209,134
Net realized gain from foreign currency transactions ..............           7,433               124,087
Net change in unrealized appreciation/depreciation of investments .       3,571,125            40,389,728
Net change in unrealized appreciation on translation of assets and
   liabilities denominated in foreign currencies ..................         987,448              (316,625)
                                                                        -----------           -----------
Increase in net assets from operations ............................      29,729,579            70,371,905
                                                                        -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class A ..........................................................     (14,995,963)          (16,607,821)
 Class B ..........................................................         (55,035)                   --
 Class D ..........................................................      (3,480,362)           (3,554,476)


(Continued on page 16)

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     ---------------------------------
                                                                                         1996                  1995
                                                                                      -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS (continued):
Net realized gain on investments:
 Class A ..........................................................                   $(1,799,539)         $(5,854,791)
 Class B ..........................................................                        (3,653)                   --
 Class D ..........................................................                      (494,274)          (1,589,987)
                                                                                      -----------          -----------
Decrease in net assets from distributions .........................                   (20,828,826)         (27,607,075)
                                                                                      -----------          -----------


                                                          SHARES
                                               ----------------------------
                                                 YEAR ENDED DECEMBER 31,
                                               ----------------------------
CAPITAL SHARE TRANSACTIONS:*                       1996               1995
                                               ----------          ---------
Net proceeds from sale of shares:
 Class A .............................          1,396,344          2,037,105           20,428,865           29,059,201
 Class B .............................            207,814                 --            3,024,908                   --
 Class D .............................            894,700          1,319,539           13,071,905           18,613,132
Investment of dividends:
 Class A .............................            702,268            769,996           10,180,313           10,950,044
 Class B .............................              2,581                 --               37,557                   --
 Class D .............................            193,834            193,425            2,804,770            2,746,592
Exchanged from associated Funds:
 Class A .............................          4,447,183          2,629,077           64,919,755           38,414,916
 Class B .............................             11,499                 --              170,381                   --
 Class D .............................            590,551            785,959            8,537,551           11,323,047
Shares issued in payment
of gain distributions:
 Class A .............................            102,587            340,918            1,470,077            4,950,128
 Class B .............................                222                 --                3,179                   --
 Class D .............................             30,841            104,206              441,057            1,509,952
                                              -----------         ----------         ------------         ------------
Total ................................          8,580,424          8,180,225          125,090,318          117,567,012
                                              -----------         ----------         ------------         ------------
Cost of shares repurchased:
 Class A .............................         (3,856,199)        (3,019,135)         (56,302,959)         (42,874,377)
 Class B .............................             (6,522)                --              (96,604)                  --
 Class D .............................         (1,261,567)          (921,962)         (18,398,148)         (13,046,572)
Exchanged into associated Funds:
 Class A .............................         (4,758,652)        (2,948,092)         (69,546,031)         (42,763,690)
 Class B .............................            (17,467)                --             (258,956)                  --
 Class D .............................           (903,445)          (765,462)         (13,186,394)         (10,940,934)
                                              -----------         ----------         ------------         ------------
Total ................................        (10,803,852)        (7,654,651)        (157,789,092)        (109,625,573)
                                              -----------         ----------         ------------         ------------
Increase (decrease) in net assets from
   capital share transactions ........         (2,223,428)           525,574          (32,698,774)           7,941,439
                                              ===========         ==========         ------------         ------------

Increase (decrease) in net assets............................................         (23,798,021)          50,706,269
NET ASSETS:
Beginning of year............................................................         405,007,603          354,301,334
                                                                                     ------------         ------------
End of year (including undistributed net investment income of $888,857
   and $131,568, respectively)...............................................        $381,209,582         $405,007,603
                                                                                     ============         ============


----------
*The Fund began offering Class B shares on April 22, 1996.
See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Seligman Income Fund, Inc. (the "Fund") offers three classes of shares. All shares existing prior to May 3, 1993, the commencement of Class D shares, were classified as Class A shares. The Fund began offering Class B shares on April 22, 1996. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year after purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. Investments in US Government and Government agency securities, bonds, and stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. The books and records of the Fund are maintained in US dollars. The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollars at the closing daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

        The Fund separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Fund separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

d. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


    distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1996, distribution and service fees were the only class-specific expenses.

f. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gain may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. For the year ended December 31, 1996, purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, amounted to $368,614,741 and $396,826,373, re-spectively; purchases and sales of US Government obligations were $109,830,011 and $100,901,212, respectively.

    At December 31, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, amounted to $42,173,903 and $10,268,056, respectively.

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund's average daily net assets, 0.55% per annum of the next $1 billion of the Fund's average daily net assets, and 0.50% per annum of the Fund's average daily net assets in excess of $2 billion. Prior to January 1, 1996, the management fee rate was calculated on a sliding scale of 0.50% to 0.44%, based on average daily net assets of all the investment companies managed by the Manager. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund's average daily net assets. Seligman Henderson Co. (the "Subadviser"), an entity owned 50% each by the Manager and Henderson plc, is entitled to a portion of the Manager's fee for acting as Subadviser for certain of the international investments of the Fund.

    Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $65,484 from sales of Class A shares, after commissions of $503,183 paid to dealers.

    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 1996, fees incurred aggregated $728,014, or 0.24% per annum of the average daily net assets of Class A shares.

    Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements

================================================================================

--------------------------------------------------------------------------------

with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

    With respect to Class B shares, a distribution fee of up to 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to substantially all of this fee to a third party (the "Purchaser"), which provided funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

    For the year ended December 31, 1996, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $10,198 and $843,823, respectively.

    The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended December 31, 1996, such charges amounted to $23,156.

    The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Dis-tributor received payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments and the Class B shares distribution fees retained by the Distributor for the year ended December 31, 1996, was $7,616.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 1996, Seligman Services, Inc. received commissions of $10,898 from sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $57,842, pursuant to the Plan.

    Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $609,073 for shareholder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,553.

    Certain officers and directors of the Fund are officers or directors of the Manager, the Subadviser, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    Fees of $15,000 were incurred by the Fund for legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

    The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1996, of $102,376 is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class' beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.

    The total return based on net asset value measures each Class' performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.

    Average commission rate paid represents the average commission paid by the Fund to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid. This rate is provided for periods beginning January 1, 1996.


                                                                                   CLASS A
                                                      ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------

                                                       1996o         1995o          1994o          1993          1992
                                                      ------        ------         ------          -----         -----
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of year.............      $14.63         $13.05          $14.58        $13.69         $12.45
                                                     ------         ------          ------        ------         ------
Net investment income..........................         .74            .76             .76           .75            .92
Net realized and unrealized
   investment gain (loss)......................         .38           1.89           (1.57)         1.40           1.21
Net realized and unrealized gain (loss) on
   foreign currency transactions...............         .04           (.01)            .03            --             --
                                                     ------         ------          ------        ------         ------
Increase (decrease) from investment
   operations..................................        1.16           2.64            (.78)         2.15           2.13
Dividends paid.................................        (.73)          (.78)           (.75)         (.75)          (.89)
Distributions from net gain realized...........        (.09)          (.28)             --          (.51)            --
                                                     ------         ------          ------        ------         ------
Net increase (decrease) in net asset value.....         .34           1.58           (1.53)          .89           1.24
                                                     ------         ------          ------        ------         ------
Net asset value, end of year...................      $14.97         $14.63          $13.05        $14.58         $13.69
                                                     ======         ======          ======        ======         ======
TOTAL RETURN BASED
  ON NET ASSET VALUE:                                  8.22%         20.60%          (5.43)%       15.98%         17.54%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.................        1.14%          1.00%           1.02%         1.03%           .84%
Net investment income to average net assets....        5.11%          5.38%           5.51%         5.29%          6.88%
Portfolio turnover.............................      125.92%        111.78%          66.62%        60.62%         70.43%
Average commission rate paid...................      $ .0361
Net assets, end of year (000s omitted).........     $296,291       $318,307        $286,355      $321,040       $213,007



----------
See footnotes on page 21.

================================================================================

--------------------------------------------------------------------------------


                                                     CLASS B                             CLASS D
                                                    ---------      ----------------------------------------------------
                                                     4/22/96*                                                   5/3/93*
                                                       TO                  YEAR ENDED DECEMBER 31,                TO
                                                                   -----------------------------------------
                                                    12/31/96o       1996o            1995o         1994o       12/31/93
                                                    ---------      ------           ------        ------       --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period...........      $14.43         $14.60          $13.01        $14.55         $14.42
                                                     ------         ------          ------        ------         ------
Net investment income..........................         .43            .63             .65           .65            .45
Net realized and unrealized
   investment gain (loss)......................         .59            .38            1.88         (1.57)           .69
Net realized and unrealized gain (loss) on
   foreign currency transactions...............         .05            .04            (.01)          .03             --
                                                     ------         ------          ------        ------         ------
Increase (decrease) from investment
   operations..................................        1.07           1.05            2.52          (.89)          1.14
Dividends paid.................................        (.46)          (.61)           (.65)         (.65)          (.50)
Distributions from net gain realized...........        (.09)          (.09)           (.28)           --           (.51)
                                                     ------         ------          ------        ------         ------
Net increase (decrease) in net asset value.....         .52            .35            1.59         (1.54)           .13
                                                     ------         ------          ------        ------         ------
Net asset value, end of period.................      $14.95         $14.95          $14.60        $13.01         $14.55
                                                     ======         ======          ======        ======         ======
TOTAL RETURN BASED
   ON NET ASSET VALUE: ........................        7.58%          7.43%          19.66%       (6.20)%          8.02%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.................        1.89%+         1.90%           1.79%         1.82%          1.84%+
Net investment income to average net assets....        4.36%+         4.37%           4.58%         4.74%          4.42%+
Portfolio turnover.............................      125.92%++      125.92%         111.78%        66.62%         60.62%+++
Average commission rate paid...................      $ .0361++      $ .0361
Net assets, end of period (000s omitted).......      $ 2,961        $81,957        $86,701        $67,946        $49,941


----------
  * Commencement of offering of shares.
  o Per share amounts for the periods ended December 31, 1996, 1995, and 1994, are calculated based on average shares outstanding.
  + Annualized.
 ++ For the year ended December 31, 1996.
+++ For the year ended December 31, 1993.
See Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN INCOME FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Income Fund, Inc. as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state- ments and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the Fund's custodian; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Income Fund, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
January 31, 1997

================================================================================
BOARD OF DIRECTORS
--------------------------------------------------------------------------------

FRED E. BROWN
DIRECTOR AND CONSULTANT,
  J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
  at Tufts University
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3, 4
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
DIRECTOR, NYNEX
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
CHAIRMAN AND CEO, Kerr-McGee Corporation
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
SENIOR PARTNER, Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DIRECTOR, Public Service Enterprise Group

JAMES Q. RIORDAN 3, 4
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

RONALD T. SCHROEDER 1
MANAGING DIRECTOR,
  J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER 3, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

JAMES N. WHITSON 2, 4
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
  Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT AND MANAGING DIRECTOR,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN AND PRESIDENT, Seligman Data Corp.

----------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee



--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

CHARLES C. SMITH, JR.
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY


--------------------------------------------------------------------------------
Manager
J. & W. Seligman & Co.
  Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450      Shareholder  Services

(800) 445-1777      Retirement Plan
                    Services

(800) 622-4597      24-Hour Automated
                    Telephone Access
                    Service

                                                               File No. 2 -10837
                                                                         811-525

PART C.  OTHER INFORMATION
         -----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

    (a)  Financial Statements and Schedule:


    Part A Financial Highlights for Class A shares for the ten years ended December 31, 1996; Financial Highlights for Class B shares for the period from April 22, 1996 (commencement of offering) to December 31, 1996; Financial Highlights for Class D shares for the period from May 3, 1993 (commencement of offering) to December 31, 1996.

    Part B Required Financial Statements are included in the Fund's Annual Report to Shareholders, dated December 31, 1996, which are incorporated by reference in the Statement of Additional
            Information. These Financial Statements are: Portfolio of Investments as of December 31, 1996; Statement of Assets and Liabilities as of December 31, 1996; Statement of Operations for the year ended December 31, 1996; Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1996 for the Fund's Class A shares; for the period April 22, 1996 (commencement of offering) to December 31, 1996 for the Fund's Class B shares; and for the period May 3, 1993 (commencement of offering) through December 31, 1996 for the Fund's Class D shares; Report of Independent Auditors.


    (b) Exhibits: All Exhibits have been previously filed except Exhibits marked with an asterisk (*) are incorporated herein.


(1)  Articles  of   Amendment   and  Articles   Supplementary   to  Articles  of
     Incorporation of Registrant.*

(2)  By-laws of the Corporation.*


(3)  Not applicable.

(4) Specimen certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed on April 16, 1996).

(4a) Specimen certificate of Class D Capital Stock. (Incorporated by reference to Post-Effective Amendment No. 70 filed on April 23, 1993.)


(5) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)

(5a) Form of Subadvisory Agreement between the Manager and Seligman Henderson Co. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)

(6) Copy of Amended Distributing Agreement between Registrant and Seligman Financial Services, Inc.*

(6a) Copy of Amended Sales Agreement between Registrant and Seligman Financial Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)


(6b) Form of Sales Agreement between Seligman Financial Services, Inc. and Dean Witter Reynolds, Inc. (Incorporated by reference to Exhibit 6b of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)

(6c) Form of Sales Agreement between Seligman Financial Services, Inc. and Dean Witter Reynolds, Inc. with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 6c of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)

(6d) Form of Dealer Agreement between Seligman Financial Services, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit 6d of Registration Statement No. 2-33566, Post-Effective Amendment No. 53, filed on April 28, 1997.)

(7) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 7 of Registration Statement No. 2-92487, Post-Effective Amendment No. 21, filed on January 29, 1997.

(7a) Deferred Compensation Plan for Directors of Seligman Group of Funds is incorporated by reference to Exhibit 7a of Registration Statement No. 2-92487, Post-Effective Amendment No. 21, filed on January 29, 1997.


(8) Copy of Custodian Agreement between Registrant and Investors Fiduciary Trust Company.*


(9)  Not applicable.


(10) Opinion and Consent of Counsel.*


(11) Report and Consent of Independent Auditors.*

(12) Not applicable.

                                                               File No. 2 -10837
                                                                         811-525

PART C.   OTHER INFORMATION (continued)
          -----------------
Item 24.   Financial Statements and Exhibits (continued)
--------   ---------------------------------------------


(13) Purchase Agreement for Initial Capital between Registrant's Class B shares and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)

(13a)Purchase Agreement for Initial Capital between Registrant's Class D shares and J. & W. Seligman & Co. Incorporated.*

(14) The Seligman IRA Plan Agreement. (Incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)

(14a)The  Seligman  Simple IRA Plan Set-Up Kit.  (Incorporated  by  reference to
     Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)

(14b)The  Seligman  Simple IRA Plan  Agreement.  (Incorporated  by  reference to
     Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)

(15) Form of Administration, Shareholder Services and Distribution Plan of Registrant (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)

(15a)Form of Administration, Shareholder Services and Distribution Agreement between Seligman Financial Services, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)

(16) Schedule of Computation of Performance Data provided in Registration Statement in response to Item 22.*


(17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*


(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Post-Effective Amendment No. 73 filed on April 19, 1996.)



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT - ------- Seligman Data Corp. ("SDC"), a New York corporation, is owned by the
            Registrant and certain associated investment companies. The Registrant's investment in SDC is recorded at a cost of $3,553.

Item 26.    Number of Holders of Securities
--------    -------------------------------


             (1)                                         (2)
                                                  Number of Record
        Title of Class                        Holder as of March 31, 1997
        --------------                        ---------------------------
        Class A Common Stock                          11,109
        Class B Common Stock                             185
        Class D Common Stock                           3,708

                                                               File No. 2 -10837
                                                                         811-525

 PART C.      OTHER INFORMATION (continued)
              -----------------------------

 Item 27.     Indemnification
 --------     ---------------



             Reference  is  made  to the  provisions  of  Articles  Twelfth  and
             Thirteenth  of  Registrant's   Amended  and  Restated  Articles  of
             Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to this Post-Effective Amendment No. 74 to the Registration Statement.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER - The Manager ------- also serves as investment manager to seventeen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

              The Subadviser also serves as subadviser to nine other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc. Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., certain portfolios of Seligman Portfolios, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

              The Manager and Subadviser have investment advisory service divisions which provide investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798 and SEC File No. 801-40670 filed on August 7, 1996 and October 2, 1996, respectively).


 Item 29.     Principal Underwriters
 --------     ----------------------
   (a)        The names of each  investment  company (other than the Registrant)
              for   which   Registrant's    principal    underwriter   currently
              distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:


                        Seligman Capital Fund, Inc.
                        Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
                        Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                        Seligman Growth Fund, Inc.
                        Seligman Henderson Global Fund Series, Inc.
                        Seligman High Income Fund Series
                        Seligman Municipal Fund Series, Inc.
                        Seligman Municipal Series Trust
                        Seligman New Jersey Municipal Fund, Inc.
                        Seligman Pennsylvania Municipal Fund Series
                        Seligman Portfolios, Inc.
                        Seligman Value Fund Series, Inc.

                                                               File No. 2 -10837
                                                                         811-525


   PART C.  OTHER INFORMATION (continued)
   ------   -----------------

         (b) Name of each director, officer or partner of Registrant's principal underwriter named in the answer to Item 21:


                        Seligman Financial Services, Inc.
                              As of March 31, 1997
                              --------------------


                 (1)                                         (2)                                             (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
          ----------------                            ----------------                                 ---------------

         WILLIAM C. MORRIS*                            Director                                    Chairman of the Board and
                                                                                                   Chief Executive Officer
         BRIAN T. ZINO*                                Director                                    Director and President
         RONALD T. SCHROEDER*                          Director                                    Director

         FRED E. BROWN*                                Director                                    None

         WILLIAM H. HAZEN*                             Director                                    None
         THOMAS G. MOLES*                              Director                                    None
         DAVID F. STEIN*                               Director                                    None
         STEPHEN J. HODGDON*                           President                                   None
         LAWRENCE P. VOGEL*                            Senior Vice President, Finance              Vice President

         ED LYNCH*                                     Senior Vice President, Director             None
                                                       of Marketing
         MARK R. GORDON*                               Senior Vice President, National             None
                                                       Sales Manager

         GERALD I. CETRULO, III                        Senior Vice President of Sales,             None
         140 West Parkway                              Regional Sales Manager
         Pompton Plains, NJ  07444
         BRADLEY F. HANSON                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438
         BRADLEY W. LARSON                             Senior Vice President of Sales,             None
         367 Bryan Drive                               Regional Sales Manager
         Danville, CA  94526
         D. IAN VALENTINE                              Senior Vice President of Sales,             None
         307 Braehead Drive                            Regional Sales Manager
         Fredericksburg, VA  22401
         HELEN SIMON*                                  Vice President, Sales                       None
                                                       Administration Manager

         KAREN J. BULLOT*                              Vice President, Retirement Plans            None
         JOHN CARL*                                    Vice President, Marketing                   None

         MARSHA E. JACOBY*                             Vice President, National Accounts           None
                                                       Manager
         WILLIAM W. JOHNSON*                           Vice President, Order Desk                  None
         JAMES R. BESHER                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017

         RICHARD B. CALLAGHAN                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462

         BRADFORD C. DAVIS                             Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033

         CHRISTOPHER J. DERRY                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122

         ANDREW DRALUCK                                Regional Vice President                     None
         4215 N. Civic Center
         Blvd #273
         Scottsdale, AZ 85251

                                                               File No. 2 -10837
                                                                         811-525

PART C.  OTHER INFORMATION (continued)
------   -----------------


                                               Seligman Financial Services, Inc.
                                                     As of March 31, 1997
                                                     --------------------

                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------

         JONATHAN G. EVANS                             Regional Vice President                     None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326

         MICHAEL C. FORGEA                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         DAVID GARDNER                                 Regional Vice President                     None
         2504 Clublake Trail
         McKinney, TX  75070

         CARLA A. GOEHRING                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077

         MARK LIEN                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301

         JUDITH L. LYON                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         DAVID MEYNCKE                                 Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684

         TIM O'CONNELL                                 Regional Vice President                     None
         14872 Summerbreeze Way
         San Diego, CA  92128
         JULIANA PERKINS                               Regional Vice President                     None
         2348 Adrian Street
         Newbury Park, CA  91320
         DAVE PETZKE                                   Regional Vice President                     None
         1673 Montelena Court
         Carson City, NV  89703

         ROBERT H. RUHM                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176
         DIANE H. SNOWDEN                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         BRUCE TUCKEY                                  Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375
         ANDREW VEASEY                                 Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760

         KELLI A. WIRTH-DUMSER                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         FRANK J. NASTA*                               Secretary                                   Secretary
         AURELIA LACSAMANA*                            Treasurer                                   None



         JEFFREY S. DEAN*                              Assistant Vice President,                   None
                             Annuity Produce Manager
         SANDRA FLORIS*                                Assistant Vice President, Order Desk        None
         KEITH LANDRY*                                 Assistant Vice President, Order Desk        None


                                                               File No. 2 -10837
                                                                         811-525


PART C.  OTHER INFORMATION (continued)
------   -----------------


                                               Seligman Financial Services, Inc.
                                                     As of March 31, 1997
                                                     --------------------

                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------

         GAIL S. CUSHING*                              Assistant Vice President                    None
                                                       National Accounts Manager
         FRANK P. MARINO*                              Assistant Vice President,                   None
                                                       Mutual Fund Product Manager
         JOSEPH M. MCGILL*                             Vice President and                          None
                                                       Compliance Officer
         JACK TALVY*                                   Assistant Vice President, Internal          None
                                                       Marketing Services Manager
         JOYCE PERESS*                                 Assistant Secretary                         None


       * The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

       (c) Not applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------

                             (1)    Investors Fiduciary Trust Company
                                    127 West 10th Street
                                    Kansas City, Missouri 64105 and
                             (2)    Seligman Data Corp.
                                    100 Park Avenue
                                    New York, NY  10017


Item 31.        MANAGEMENT   SERVICES  -  Seligman   Data  Corp.   ("SDC")   the
------- Registrant's shareholder service agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC, which commenced in July 1990. For the years ended December 31, 1996, 1995 and 1994 the approximate cost of these services were:

                                     1996           1995         1994
                                     ----           ----         ----

            Class A Shares        $61,000         $ 63,300      $ 61,201
            Class B Shares            380               --            --
            Class D Shares         21,500           15,300        15,018


Item 32.       UNDERTAKINGS - The Registrant  undertakes,  (1) to furnish a
------- copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                               File No. 2 -10837
                                                                         811-525

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day April, 1997.


                                       SELIGMAN INCOME FUND, INC.


                               By: /s/ William C. Morris
                                  --------------------------------
                                       William C. Morris, Chairman



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 74 has been signed below by the following persons in the capacities indicated on April 28, 1997.

               Signature                       Title
               ---------                       -----


/s/  William C. Morris              Chairman of the Board (Principal executive
------------------------------      officer) and Director
      William C. Morris*



/s/  Brian T. Zino                  Director and President
------------------------------
     Brian T. Zino



/s/  Thomas G. Rose                 Treasurer
------------------------------
     Thomas G. Rose


John R. Galvin, Director             )
Alice S. Ilchman, Director           )
Frank A. McPherson, Director         )
John E. Merow, Director              )
Betsy S. Michel, Director            )  /s/ Brian T. Zino
                                     )  -------------------------------------
James C. Pitney, Director            )      * Brian T. Zino, Attorney-in-fact
James Q. Riordan, Director           )
Ronald T. Schroeder, Director        )
Robert L. Shafer, Director           )
James N. Whitson, Director           )

                           SELIGMAN INCOME FUND, INC.
                     Post-Effective Amendment No. 74 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX


Form N-1A Item No.                                   Description
------------------                                   -----------
24(b)(1)                                             Amended and Restated Articles of Incorporation

24(b)(2)                                             Amended and Restated By-laws

24(b)(6)                                             Copy of Amended Distributing Agreement

24(b)(8)                                             Copy of Custody Agreement

24(b)(10)                                            Opinion and Consent of Counsel

24(b)(11)                                            Consent of Independent Auditors

24(b)(13)(a)                                         Form of Purchase Agreement of Fund's Class D Shares

24(b)(16)                                            Performance Data Schedules

24(b)(17)                                            Financial Data Schedules

Other Exhibits                                       Power of Attorney